                                                             File Nos. 333-78245
                                                                        811-6632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 45

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

              It is proposed that this filing will become effective:

              ___ immediately upon filing pursuant to paragraph (b) of Rule 485
              ___ on October 6, 2000 pursuant to paragraph (b) of Rule 485
              ___ 60 days after filing pursuant to paragraph (a) (1) of Rule 485 _X_ on May 1, 2001 pursuant to paragraph (a) (1) of Rule 485
              ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS


Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 will be filed on or before March 30, 2001.

    CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF ITEMS CALLED FOR
                                   BY FORM N-4


FORM N-4 ITEM NO.          CAPTION IN PROSPECTUS
-----------------          ---------------------
1..........................Cover Page

2..........................Special Terms

3..........................Summary of Fees and Expenses; Summary of Contract Features

4..........................Condensed Financial Information; Performance Information

5..........................Description of the Company, the Variable Account and The Underlying Investment Companies

6..........................Charges and Deductions

7..........................Description of the Contract -- The Accumulation Phase; Annuitization -- The Payout Phase

8..........................Annuitization -- The Payout Phase

9..........................Description of the Contract -- Accumulation Phase, G. Death Benefit

10.........................Payments; Computation of Values; Distribution

11.........................Surrender and Withdrawals; Surrender Charge; Charges and Deductions; Withdrawal Without
                           Surrender Charge; Texas Optional Retirement Program

12.........................Federal Tax Considerations

13.........................Legal Matters

14.........................Statement of Additional Information -- Table of Contents


FORM N-4 ITEM NO.          CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------          ----------------------------------------------
15.........................Cover Page

16.........................Table of Contents

17.........................General Information and History

18.........................Services

19.........................Underwriters

20.........................Performance Information

21.........................Annuity Benefit Payments

22.........................Financial Statements

A post-effective amendment to the registration statement for the Allmerica Select Reward variable annuity contract and the Allmerica Select Separate Account, which includes this Prospectus, has been filed with the Securities and Exchange Commission but has not yet become effective. The information in this Prospectus is not complete and may be changed. Interests in the Sub-Accounts investing in shares of the Eaton Vance VT Floating Rate-Income Fund and the Eaton Vance VT Worldwide Health Sciences Fund may not be sold until the post-effective amendment to the registration statement is effective. This Prospectus is not an offer to sell interests in the Sub-Accounts or shares of Eaton Vance VT Floating Rate-Income Fund or Eaton Vance VT Worldwide Health Sciences Fund. This Prospectus does not solicit an offer to buy interests or shares in any state where the offer or sale is not permitted. The Company may not sell these securities until the post-effective amendment to the registration statements filed with the Securities and Exchange Commission is effective.


             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS
                       ALLMERICA SELECT SEPARATE ACCOUNT

This Prospectus provides important information about the Allmerica Select Reward variable annuity contract issued by Allmerica Financial Life Insurance and Annuity Company in all jurisdictions except New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Equity Index Fund                          Fidelity VIP Equity-Income Portfolio
AIT Money Market Fund                          Fidelity VIP Growth Portfolio
AIT Select Aggressive Growth Fund              Fidelity VIP High Income Portfolio
AIT Select Capital Appreciation Fund           FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Emerging Markets Fund               Fidelity VIP II Contrafund Portfolio
AIT Select Growth Fund                         FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Select Growth and Income Fund              Fidelity VIP III Growth & Income Portfolio
AIT Select International Equity Fund           Fidelity VIP III Mid Cap Portfolio
AIT Select Investment Grade Income Fund        FRANKLIN TEMPLETON VARIABLE INSURANCE
AIT Select Strategic Growth Fund               PRODUCTS TRUST (CLASS 2)
AIT Select Strategic Income Fund               Franklin Small Cap Fund
AIT Select Value Opportunity Fund              Mutual Shares Securities Fund
AIM VARIABLE INSURANCE FUNDS                   INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIM V.I. Aggressive Growth Fund                INVESCO VIF Dynamics Fund
AIM V.I. Blue Chip Fund                        INVESCO VIF Health Sciences Fund
AIM V.I. Value Fund                            JANUS ASPEN SERIES (SERVICE SHARES)
ALLIANCE VARIABLE PRODUCTS                     Janus Aspen Aggressive Growth Portfolio
SERIES FUND, INC.                              Janus Aspen Growth Portfolio
Alliance Premier Growth Portfolio              Janus Aspen Growth and Income Portfolio
ALLIANCE VARIABLE PRODUCTS                     Janus Aspen International Growth Portfolio
SERIES FUND, INC.                              SCUDDER VARIABLE SERIES II
(CLASS B)                                      SVS Dreman Financial Services Portfolio
Alliance Growth and Income Portfolio           Scudder Technology Growth Portfolio
DEUTSCHE ASSET MANAGEMENT VIT FUNDS            T. ROWE PRICE INTERNATIONAL SERIES, INC.
Deutsche VIT EAFE Equity Index                 T. Rowe Price International Stock Portfolio
Deutsche VIT Small Cap Index
EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating Rate-Income Fund
Eaton Vance VT Worldwide Health Sciences Fund

(continued)

A Statement of Additional Information dated May 1, 2001 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Select Customer Service at 1-800-366-1492. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2001


The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).


The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.



THIS CONTRACT INCLUDES A PAYMENT CREDIT (OR BONUS) ENHANCEMENT FEATURE. EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN A CONTRACT WITHOUT A PAYMENT CREDIT. OVER TIME, THE AMOUNT OF THE PAYMENT CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PAYMENT CREDIT. YOU SHOULD CONSIDER THIS POSSIBILITY BEFORE PURCHASING THE CONTRACT.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF CONTRACT FEATURES................................        17
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        23
INVESTMENT OBJECTIVES AND POLICIES..........................        25
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.......        29
  A.   Payments.............................................        29
  B.   Payment Credits......................................        30
  C.   Computation of Values................................        30
        The Accumulation Unit...............................        30
        Net Investment Factor...............................        30
  D.   Right to Cancel......................................        31
  E.   Transfer Privilege...................................        31
        Asset Allocation Model Reallocations................        32
        Automatic Transfers (Dollar Cost Averaging).........        32
        Automatic Account Rebalancing.......................        33
  F.   Surrender and Withdrawals............................        33
        Systematic Withdrawals..............................        34
        Life Expectancy Distributions.......................        35
        Systematic Level Free of Surrender Charge Withdrawal
        Program.............................................        35
  G.   Death Benefit........................................        36
        Standard Death Benefit..............................        36
        Optional Enhanced Death Benefit Rider...............        36
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        37
  H.   The Spouse of the Owner as Beneficiary...............        37
  I.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider...................................................        37
  J.   Enhanced Earnings Rider..............................        39
  K.   Assignment...........................................        40
ANNUITIZATION -- THE PAYOUT PHASE...........................        41
  A.   Electing the Annuity Date............................        41
  B.   Choosing the Annuity Payout Option...................        42
        Fixed Annuity Payout Options........................        42
        Variable Annuity Payout Options.....................        42
  C.   Description of Annuity Payout Options................        42
  D.   Variable Annuity Benefit Payments....................        43
        The Annuity Unit....................................        43
        Determination of the First Annuity Benefit
        Payment.............................................        43
        Determination of the Number of Annuity Unit.........        44
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        44
        Payment of Annuity Benefit Payments.................        44
  E.   Transfers of Annuity Units...........................        45
  F.   Withdrawals After the Annuity Date...................        45
        Calculation of Proportionate Reduction..............        46
        Calculation of Present Value........................        47
        Deferral of Withdrawals.............................        48
  G.   Reversal of Annuitization............................        49
  H.   NORRIS Decision......................................        49
CHARGES AND DEDUCTIONS......................................        49
  A.   Variable Account Deductions..........................        49
        Mortality and Expense Risk Charge...................        49
        Administrative Expense Charge.......................        50
        Other Charges.......................................        50
  B.   Contract Fee.........................................        50
  C.   Optional Rider Charges...............................        51

  D.   Premium Taxes........................................        51
  E.   Surrender Charge.....................................        52
        Calculation of Surrender Charge.....................        52
        Withdrawal Without Surrender Charge.................        53
        Effect of Withdrawal Without Surrender Charge
        Amount..............................................        55
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        56
  F.   Transfer Charge......................................        57
  G.   Withdrawal Adjustment Charge.........................        58
GUARANTEE PERIOD ACCOUNTS...................................        58
FEDERAL TAX CONSIDERATIONS..................................        60
  A.   General..............................................        60
        The Company.........................................        60
        Diversification Requirements........................        60
        Investor Control....................................        61
  B.   Qualified and Non-Qualified Contracts................        61
  C.   Taxation of the Contract in General..................        61
        Withdrawals Prior to Annuitization..................        61
        Withdrawals After Annuitization.....................        61
        Annuity Payouts After Annuitization.................        62
        Penalty on Distribution.............................        62
        Assignments or Transfers............................        63
        Nonnatural Owners...................................        63
        Deferred Compensation Plans of State and Local
        Government and Tax-Exempt Organizations.............        63
  D.   Tax Withholding......................................        63
  E.   Provisions Applicable to Qualified Employer Plans....        63
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        63
        Individual Retirement Annuities.....................        64
        Tax-Sheltered Annuities.............................        64
        Texas Optional Retirement Program...................        64
STATEMENTS AND REPORTS......................................        64
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        65
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        66
VOTING RIGHTS...............................................        66
DISTRIBUTION................................................        66
LEGAL MATTERS...............................................        67
FURTHER INFORMATION.........................................        67
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- PERFORMANCE INFORMATION.......................       B-1
APPENDIX C -- SURRENDER CHARGES AND THE MARKET VALUE........       C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION...............       D-1
APPENDIX E -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND
 PAYMENT WITHDRAWALS........................................       E-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         3
ANNUITY BENEFIT PAYMENTS....................................         4
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         5
PERFORMANCE INFORMATION.....................................         6
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date. The Accumulated Value includes all Payment Credits applied to the Contract.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.

ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. This date must be at least two years after the issue date and may not be later than the Owner's (or youngest Joint Owner's) 99th birthday.

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's issue date or on any anniversary of the issue date.


CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.


FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GROSS PAYMENT BASE: the total of all payments invested in the Contract, less any withdrawals that exceed the Withdrawal Without Surrender Charge amount.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

PAYMENT CREDIT: an amount added to the Contract by the Company when a payment is made to the Contract. The amount will be a specified percentage of the payment.


SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.


SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING FUND (OR FUNDS): an investment portfolio of of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AVIF"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding fund of Deutsche Asset Management VIT Funds ("Deutsche VIT"), a corresponding fund of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding portfolio of Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").


VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Allmerica Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will incur directly or indirectly under the Allmerica Select Reward Contract. The purpose of the following tables is to help you understand these various charges. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds during the accumulation phase. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.



                                                                COMPLETE YEARS
                                                                 FROM DATE OF
                                                                    PAYMENT        CHARGE
(1) CONTRACT CHARGES:                                           ---------------    ------
                                                                  Less than 4       8.5%
                                                                  Less than 5       7.5%
                                                                  Less than 6       6.5%
                                                                  Less than 7       5.5%
                                                                  Less than 8       3.5%
                                                                  Less than 9       1.5%
                                                                  Thereafter         0
SURRENDER CHARGE:*
  During the annuitization phase, this charge may be
  assessed upon surrender, withdrawals or reversal of
  annuitization. The charge is a percentage of payments
  withdrawn (in excess of any amount that is free of
  surrender charge) within the indicated time period

*From time to time, the Company may reduce or eliminate the surrender charge, the period during which it applies, or both, and/or credit additional amounts on Contracts when
Contracts are sold to individuals or groups in a manner that reduces sales expenses or where the Owner and Annuitant on the date of issue is within certain classes of eligible individuals. For more information see "Reduction or Elimination of Surrender Charge and
Additional Amounts Credited" under "E. Surrender Charge" in the CHARGES AND DEDUCTIONS section.

TRANSFER CHARGE:                                                                    None
  The Company currently does not charge for processing
  transfers and guar-antees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                                               $35**
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is less than $75,000. The fee is waived for Contracts issued to
  and maintained by the trustee of a 401(k) plan.

**The fee may be lower in some jurisdictions. See Contract Specifications for specific charge.

OPTIONAL RIDER CHARGES:
  Under the following riders, 1/12th of the annual charge is deducted pro rata on a monthly basis at the end of each
  Contract month and, if applicable, at termination of the
  rider. The charge for these riders on an annual basis as a percentage of Accumulated Value is:
    1. Minimum Guaranteed Annuity Payout Rider with a                              0.35%
      ten-year waiting period:
    2. Minimum Guaranteed Annuity Payout Rider with a                              0.20%
      fifteen-year waiting period:
    3. 5% Enhanced Death Benefit Rider With Annual Step-up:                        0.25%
    4. Enhanced Earnings Rider -- If Age at Issue is: 0-69                         0.20%
                                                70-79                              0.40%
                                                80 and older                       0.60%

*From time to time, the Company may reduce or eliminate the surrender charge, the period during which it applies, or both, and/or credit additional amounts on Contracts when Contracts are sold to individuals or groups in a manner that reduces sales expenses or where the Owner and Annuitant on the date of issue is within certain classes of eligible individuals. For more information see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "E. Surrender Charge" in the CHARGES AND DEDUCTIONS section.

**The fee may be lower in some jurisdictions. See Contract Specifications for specific charge.

WITHDRAWAL ADJUSTMENT CHARGE AFTER THE ANNUITY DATE:
During the Annuity Payout Phase, you may request withdrawals which will result in a calculation by the Company of the Present Value of future annuity payments. For withdrawals taken within 5 years of the Issue Date, the Assumed Investment Return ("AIR")
you have chosen (in the case of a variable annuity payout option) or the interest rate
(in the case of a fixed annuity payout option) used to determine the Present Value is increased by a Withdrawal Adjustment Charge in the following manner:

    ADJUSTMENT TO AIR OR INTEREST RATE:
      If 15 or more years of annuity payments are being              1.00%
        valued, the increase is
      If 10-14 years of annuity payments are being valued,           1.50%
        the increase is
      If less than 10 years of annuity payments are being            2.00%
        valued, the increase is

The increase to the AIR or the interest rate used to determine the Present Value results in a greater proportionate reduction in the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), than if the increase had not been made. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "D. Variable Annuity Benefit Payments" and "F. Withdrawals After the Annuity Date" under ANNUITIZATION -- THE PAYOUT PHASE for additional information.

(2) ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as a percentage of average daily net
  assets)
  Mortality and Expense Risk Charge:                                               1.25%
  Administrative Expense Charge:                                                   0.15%
                                                                                   ------
  Total Annual Expenses:                                                           1.40%


(3) ANNUAL UNDERLYING FUND EXPENSES: Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. Except as noted, the following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1999, as adjusted for any material changes.

Because the Eaton Vance VT Floating Rate-Income Fund and Eaton Vance VT Worldwide Health Sciences Fund have not begun operations as of February 12, 2001, their expenses are estimated.



                                           MANAGEMENT FEE       SERVICES FEES      OTHER EXPENSES          TOTAL FUND
                                             (AFTER ANY            OR 12B-1          (AFTER ANY        EXPENSES (AFTER ANY
UNDERLYING FUND                          VOLUNTARY WAIVERS)         FEES**         REIMBURSEMENTS)   WAIVERS/REIMBURSEMENTS)
---------------                          ------------------   ------------------   ---------------   -----------------------
AIT Equity Index Fund..................         0.28%             --                    0.07%              0.35%(1)
AIT Money Market Fund..................         0.24%             --                    0.05%              0.29%(1)
AIT Select Aggressive Growth Fund......         0.81%*            --                    0.06%              0.87%(1)(2)*
AIT Select Capital Appreciation Fund...         0.90%*            --                    0.07%              0.97%(1)*
AIT Select Emerging Markets Fund.......         1.35%             --                    0.57%              1.92%(1)(2)
AIT Select Growth Fund.................
AIT Select Growth and Income Fund......         0.67%             --                    0.07%              0.74%(1)(2)
AIT Select International Equity Fund...         0.89%             --                    0.13%              1.02%(1)(2)
AIT Investment Grade Income Fund.......         0.43%             --                    0.07%              0.50%(1)
AIT Select Strategic Growth Fund.......         0.85%             --                    0.35%              1.20%(1)(2)
AIT Select Strategic Income Fund.......         0.60%             --                    0.17%***           0.77%(1)
AIT Select Value Opportunity Fund......         0.90%             --                    0.07%              0.97%(1)(2)
AIM V.I. Aggressive Growth Fund........         0.00%             --                    1.19%              1.19%(3)
AIM V.I. Blue Chip Fund................         0.75%             --                    0.55%              1.30%
AIM V.I. Value Fund....................         0.61%             --                    0.15%              0.76%
Alliance Growth and Income Portfolio
 (Class B).............................         0.63%           0.25%                   0.09%              0.97%
Alliance Premier Growth Portfolio......         1.00%             --                    0.05%              1.05%
Deutsche VIT EAFE Equity Index.........         0.02%             --                    0.63%              0.65%(4)
Deutsche VIT Small Cap Index...........         0.00%             --                    0.45%              0.45%(4)
Eaton Vance VT Floating Rate-Income
 Fund..................................         0.58%           0.25%(7)**              0.35%(7)           1.18%
Eaton Vance VT Worldwide Health
 Sciences Fund.........................         0.77%           0.25%(7)**              0.35%(7)           1.37%
Fidelity VIP Equity-Income Portfolio...         0.48%             --                    0.09%              0.57%(5)
Fidelity VIP Growth Portfolio..........         0.58%             --                    0.08%              0.66%(5)
Fidelity VIP High Income Portfolio.....         0.58%             --                    0.11%              0.69%
Fidelity VIP II Contrafund Portfolio...         0.58%             --                    0.09%              0.67%(5)
Fidelity VIP III Growth & Income
 Portfolio.............................         0.48%             --                    0.12%              0.60%(5)
Fidelity VIP III Mid Cap Portfolio.....         0.57%             --                    0.40%              0.97%(6)
Franklin Small Cap Fund (Class 2)......         0.55%           0.25%                   0.27%              1.07%(8)
Mutual Shares Securities Fund
 (Class 2).............................         0.55%           0.25%                   0.27%              1.07%(9)
INVESCO VIF Dynamics Fund..............         0.75%             --                    1.53%              2.28%(10)
INVESCO VIF Health Sciences Fund.......         0.75%             --                    0.73%              1.48%(11)
Janus Aspen Aggressive Growth Portfolio
 (Service Shares)......................         0.65%           0.25%                   0.02%              0.92%(12)
Janus Aspen Growth Portfolio (Service
 Shares)...............................         0.65%           0.25%                   0.02%              0.92%(12)
Janus Aspen Growth and Income Portfolio
 (Service Shares)......................         0.65%           0.25%                   0.40%              1.30%(12)
Janus Aspen International Growth
 Portfolio (Service Shares)............         0.65%           0.25%                   0.11%              1.01%(12)
SVS Dreman Financial Services
 Portfolio.............................         0.70%             --                    0.29%              0.99%(13)
Scudder Technology Growth Portfolio....         0.51%             --                    0.44%              0.95%(13)(14)
T. Rowe Price International Stock
 Portfolio.............................         1.05%             --                    0.00%              1.05%


*Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.

**The Company may receive service fees or 12-b 1 fees from the Underlying Funds in return for providing certain services. In addition, the Company may receive fees from the investment advisers or other service providers for providing such services.


***The Select Strategic Income Fund commenced operations on July 1, 2000. The "other expenses" shown for the Fund are based on estimated amounts that will be incurred in respect of shares of the Fund for the 2000 fiscal year.

(1)Until further notice, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for the Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Select Value Opportunity Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Select Investment Grade Income Fund, and 0.60% for the Equity Index Fund and Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.00% of average net assets for the Select Strategic Income Fund.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The total operating expenses of the funds were less than or equal to their respective expense limitations throughout 1999 except the Select Strategic Growth Fund which received a reimbursement of $813.00 in 1999 under its expense limitation. However, this amount was not enough to make a difference in the percentage shown for the Fund's total operating expenses and expense limitation (both 1.20%).

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2)These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions to the operating expenses, total annual fund operating expenses were 1.88% for the Select Emerging Markets Fund, 1.01% for Select International Equity Fund, 0.84% for Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 1.17% for Select Strategic Growth Fund, and 0.73% for Select Growth and Income Fund.

(3)Had there been no fee waivers or expense reimbursements, the Management Fee, Other Expenses and Total Fund Expenses of the AIM V.I. Aggressive Growth Fund would have been 0.80%, 1.62% and 2.42%, respectively.

(4)The Advisor has voluntarily undertaken to waive and reimburse its fee to the Funds so that the Funds' total operating expenses will not exceed 0.45% for Deutsche VIT Small Cap Index and 0.65% for Deutsche VIT EAFE Equity Index. Without reimbursements to the Funds for the year ended 12/31/99, Management, Other and Total Expenses would have been 0.35%, 0.83% and 1.18%, respectively for Deutsche VIT Small Cap Index and 0.45%, 0.70% and 1.15%, respectively for Deutsche VIT EAFE Equity Index.

(5)A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.65% for the Fidelity VIP Growth Portfolio, 0.56% for the Fidelity VIP Equity-Income Portfolio, 0.65% for the Fidelity VIP II Contrafund Portfolio and 0.59% for the Fidelity VIP III Growth & Income Portfolio.

(6)Fidelity Management & Research Company agreed to reimburse a portion of the Fidelity VIP III Mid Cap Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, other expenses and total fund expenses would have been 0.57%, 2.77% and 3.34%.


(7)OrbiMed may receive a performance-based adjustment of up to 0.25% of the average daily net assets of the VT Worldwide Health Sciences Fund based upon its investment performance compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. The performance fee adjustment to the advisory fee is as and to what extent, the investment performance of the VT Worldwide Health Sciences Fund differs by at least one percentage point from the record of the Standard & Poor's Index of 500 Common Stocks over the same period. Each percentage point difference is multiplied by a performance adjustment rate of 0.025%. The maximum adjustment plus/minus is 0.25%.



Other Expenses are based on estimates and include an administration fee of 0.25%.


(8)On 2/8/00, a merger and reorganization was approved that combined the assets of the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated to be the same.

(9)On 2/8/00, a merger and reorganization was approved that combined the assets of the Mutual Shares Securities Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund.

(10)The INVESCO VIF Dynamics Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Certain expenses were absorbed voluntarily by INVESCO Funds Group,Inc. ("INVESCO") to ensure that the expenses for the Fund did not exceed 1.15% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, the Fund's Other Expenses and Total Fund Expenses for the fiscal year ended December 31, 2000 were 0.54% and 1.29% respectively of the Fund's average net assets. The expense information presented in the table has been restated to reflect a change in the administrative services fee.

(11)The INVESCO VIF Health Sciences Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Including the reduction for the expense offset arrangement and voluntary expense waiver, the Fund's Management Fees, Other Expenses and Total Fund Expenses would have been 0.75%, 0.50% and 1.25% respectively. Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% of the Fund's average net expenses pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. The Fund's Management Fees, Other Expenses and Total Fund Expenses for the fiscal year ended December 31, 1999, excluding any voluntary expense waiver and expense offset arrangements, would have been 0.75%, 2.11% and 2.86% respectively.

(12)Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year.

(13)Pursuant to their respective agreements with KVS, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2000, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the KVS Dreman Financial Services and the Kemper Technology Growth Portfolios to the amounts set forth in the Total Fund Expenses column of the table above. Without taking into effect these expense caps, for the KVS Dreman Financial Services and the Kemper Technology Growth Portfolios of KVS, management fees are estimated to be 0.75% and 0.75%, respectively. Other expenses are estimated to be 0.44% and 0.29%, respectively; and total operating expenses would have been 1.19% and 1.04%, respectively.


(14)The Scudder Technology Growth Portfolio (formerly the Kemper Technology Growth Portfolio) commenced operations on May 1, 1999, therefore "other expenses" are annualized. Actual expenses may be greater or less than shown.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and assumes that the Underlying Fund expenses listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the average impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is only deducted when the Accumulated Value is less than $75,000. Lower costs apply to Contracts owned and maintained under a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders.


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                         ------    -------    -------    --------
AIT Equity Index Fund......................................    $ 93       $136       $172       $211
AIT Money Market Fund......................................    $ 92       $134       $169       $204
AIT Select Aggressive Growth Fund..........................    $ 98       $150       $196       $265
AIT Select Capital Appreciation Fund.......................    $ 99       $153       $201       $275
AIT Select Emerging Markets Fund...........................    $107       $179       $244       $365
AIT Select Growth Fund.....................................    $ 97       $149       $194       $261
AIT Select Growth and Income Fund..........................    $ 96       $147       $190       $251
AIT Select International Equity Fund.......................    $ 99       $155       $203       $280
AIT Select Investment Grade Income Fund....................    $ 94       $140       $179       $226
AIT Select Strategic Growth Fund...........................    $101       $160       $212       $297
AIT Select Strategic Income Fund...........................    $ 97       $148       $192       $254
AIT Select Value Opportunity Fund..........................    $ 99       $153       $201       $275
AIM V.I. Aggressive Growth Fund............................    $101       $159       $211       $296
AIM V.I. Blue Chip Fund....................................    $102       $162       $216       $307
AIM V.I. Value Fund........................................    $ 97       $147       $191       $253
Alliance Growth and Income Portfolio.......................    $ 99       $153       $201       $275
Alliance Premier Growth Portfolio..........................    $ 99       $155       $205       $283
Deutsche VIT EAFE Equity Index.............................    $ 96       $144       $186       $242
Deutsche VIT Small Cap Index...............................    $ 94       $139       $176       $221
Eaton Vance VT Floating Rate-Income Fund...................    $100       $159       $211       $295
Eaton Vance VT Worldwide Health Sciences Fund..............    $102       $164       $219       $314
Fidelity VIP Equity-Income Portfolio.......................    $ 95       $142       $182       $234
Fidelity VIP Growth Portfolio..............................    $ 96       $145       $186       $243
Fidelity VIP High Income Portfolio.........................    $ 96       $145       $188       $246
Fidelity VIP II Contrafund Portfolio.......................    $ 96       $145       $187       $244
Fidelity VIP III Growth & Income Portfolio.................    $ 95       $143       $184       $237
Fidelity VIP III Mid Cap Portfolio.........................    $ 99       $153       $201       $275
Franklin Small Cap Fund....................................    $ 99       $156       $206       $285
Mutual Shares Securities Fund..............................    $ 99       $156       $206       $285
INVESCO VIF Dynamics Fund..................................    $111       $189       $260       $397
INVESCO VIF Health Sciences Fund...........................    $103       $167       $224       $324
Janus Aspen Aggressive Growth Portfolio....................    $ 98       $152       $199       $270
Janus Aspen Growth Portfolio...............................    $ 98       $152       $199       $270
Janus Aspen Growth and Income Portfolio....................    $102       $162       $216       $307
Janus Aspen International Growth Portfolio.................    $ 99       $154       $203       $279
SVS Dreman Financial Services Portfolio....................    $ 99       $154       $202       $277
Scudder Technology Growth Portfolio........................    $ 98       $153       $200       $273
T. Rowe Price International Stock Portfolio................    $ 99       $155       $205       $283

(1)(b) If, at the end of the applicable time period, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election at issue of the Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period, the 5% Enhanced Death Benefit Rider With Annual Step-Up and the Enhanced Earnings Rider issued at age 80.



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                         ------    -------    -------    --------
AIT Equity Index Fund......................................    $104       $169       $228       $331
AIT Money Market Fund......................................    $103       $167       $225       $325
AIT Select Aggressive Growth Fund..........................    $109       $183       $251       $378
AIT Select Capital Appreciation Fund.......................    $110       $186       $255       $387
AIT Select Emerging Markets Fund...........................    $118       $211       $296       $466
AIT Select Growth Fund.....................................    $108       $182       $249       $375
AIT Select Growth and Income Fund..........................    $107       $180       $245       $367
AIT Select International Equity Fund.......................    $110       $187       $257       $391
AIT Select Investment Grade Income Fund....................    $105       $173       $234       $345
AIT Select Strategic Growth Fund...........................    $112       $192       $265       $407
AIT Select Strategic Income Fund...........................    $108       $181       $246       $369
AIT Select Value Opportunity Fund..........................    $110       $186       $255       $387
AIM V.I. Aggressive Growth Fund............................    $112       $192       $265       $406
AIM V.I. Blue Chip Fund....................................    $113       $195       $269       $416
AIM V.I. Value Fund........................................    $108       $180       $246       $368
Alliance Growth and Income Portfolio.......................    $110       $186       $255       $387
Alliance Premier Growth Portfolio..........................    $110       $188       $259       $394
Deutsche VIT EAFE Equity Index.............................    $107       $177       $241       $359
Deutsche VIT Small Cap Index...............................    $105       $172       $232       $340
Eaton Vance VT Floating Rate-Income Fund...................    $112       $191       $264       $405
Eaton Vance VT Worldwide Health Sciences Fund..............    $113       $197       $272       $421
Fidelity VIP Equity-Income Portfolio.......................    $106       $175       $238       $351
Fidelity VIP Growth Portfolio..............................    $107       $178       $242       $359
Fidelity VIP High Income Portfolio.........................    $107       $178       $243       $362
Fidelity VIP II Contrafund Portfolio.......................    $107       $178       $242       $360
Fidelity VIP III Growth & Income Portfolio.................    $106       $176       $239       $354
Fidelity VIP III Mid Cap Portfolio.........................    $110       $186       $255       $387
Franklin Small Cap Fund....................................    $111       $189       $260       $396
Mutual Shares Securities Fund..............................    $111       $189       $260       $396
INVESCO VIF Dynamics Fund..................................    $122       $220       $310       $494
INVESCO VIF Health Sciences Fund...........................    $114       $199       $277       $431
Janus Aspen Aggressive Growth Portfolio....................    $109       $185       $253       $383
Janus Aspen Growth Portfolio...............................    $109       $185       $253       $383
Janus Aspen Growth and Income Portfolio....................    $113       $195       $269       $416
Janus Aspen International Growth Portfolio.................    $110       $187       $257       $391
SVS Dreman Financial Services Portfolio....................    $110       $186       $256       $389
Scudder Technology Growth Portfolio........................    $109       $185       $254       $385
T. Rowe Price International Stock Portfolio................    $110       $188       $259       $394

(2)(a) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders.


WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Equity Index Fund......................................    $18        $ 56       $ 97       $211
AIT Money Market Fund......................................    $18        $ 54       $ 94       $204
AIT Select Aggressive Growth Fund..........................    $23        $ 72       $124       $265
AIT Select Capital Appreciation Fund.......................    $24        $ 75       $129       $275
AIT Select Emerging Markets Fund...........................    $34        $103       $175       $365
AIT Select Growth Fund.....................................    $23        $ 71       $122       $261
AIT Select Growth and Income Fund..........................    $22        $ 68       $117       $251
AIT Select International Equity Fund.......................    $25        $ 77       $131       $280
AIT Select Investment Grade Income Fund....................    $20        $ 61       $105       $226
AIT Select Strategic Growth Fund...........................    $27        $ 82       $140       $297
AIT Select Strategic Income Fund...........................    $22        $ 69       $118       $254
AIT Select Value Opportunity Fund..........................    $24        $ 75       $129       $275
AIM V.I. Aggressive Growth Fund............................    $27        $ 82       $140       $296
AIM V.I. Blue Chip Fund....................................    $28        $ 85       $145       $307
AIM V.I. Value Fund........................................    $22        $ 69       $118       $253
Alliance Growth and Income Portfolio.......................    $24        $ 75       $129       $275
Alliance Premier Growth Portfolio..........................    $25        $ 78       $133       $283
Deutsche VIT EAFE Equity Index.............................    $21        $ 65       $112       $242
Deutsche VIT Small Cap Index...............................    $19        $ 59       $102       $221
Eaton Vance VT Floating Rate-Income Fund...................    $27        $ 81       $139       $295
Eaton Vance VT Worldwide Health Sciences Fund..............    $28        $ 87       $148       $314
Fidelity VIP Equity-Income Portfolio.......................    $20        $ 63       $108       $234
Fidelity VIP Growth Portfolio..............................    $21        $ 66       $113       $243
Fidelity VIP High Income Portfolio.........................    $22        $ 67       $114       $246
Fidelity VIP II Contrafund Portfolio.......................    $21        $ 66       $113       $244
Fidelity VIP III Growth & Income Portfolio.................    $21        $ 64       $110       $237
Fidelity VIP III Mid Cap Portfolio.........................    $24        $ 75       $129       $275
Franklin Small Cap Fund....................................    $25        $ 78       $134       $285
Mutual Shares Securities Fund..............................    $25        $ 78       $134       $285
INVESCO VIF Dynamics Fund..................................    $37        $114       $192       $397
INVESCO VIF Health Sciences Fund...........................    $30        $ 90       $154       $324
Janus Aspen Aggressive Growth Portfolio....................    $24        $ 74       $126       $270
Janus Aspen Growth Portfolio...............................    $24        $ 74       $126       $270
Janus Aspen Growth and Income Portfolio....................    $28        $ 85       $145       $307
Janus Aspen International Growth Portfolio.................    $25        $ 76       $131       $279
SVS Dreman Financial Services Portfolio....................    $25        $ 76       $130       $277
Scudder Technology Growth Portfolio........................    $24        $ 75       $128       $273
T. Rowe Price International Stock Portfolio................    $25        $ 78       $133       $283

(2)(b) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would have paid the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election at issue of the Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period, the 5% Enhanced Death Benefit Rider With Annual Step-Up and the Enhanced Earnings Rider issued at age 80.



WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Equity Index Fund......................................    $30        $ 92       $157       $331
AIT Money Market Fund......................................    $30        $ 91       $154       $325
AIT Select Aggressive Growth Fund..........................    $35        $108       $182       $378
AIT Select Capital Appreciation Fund.......................    $36        $111       $187       $387
AIT Select Emerging Markets Fund...........................    $46        $138       $231       $466
AIT Select Growth Fund.....................................    $35        $107       $180       $375
AIT Select Growth and Income Fund..........................    $34        $104       $176       $367
AIT Select International Equity Fund.......................    $37        $112       $189       $391
AIT Select Investment Grade Income Fund....................    $32        $ 97       $164       $345
AIT Select Strategic Growth Fund...........................    $39        $117       $198       $407
AIT Select Strategic Income Fund...........................    $34        $105       $177       $369
AIT Select Value Opportunity Fund..........................    $36        $111       $187       $387
AIM V.I. Aggressive Growth Fund............................    $39        $117       $197       $406
AIM V.I. Blue Chip Fund....................................    $40        $120       $202       $416
AIM V.I. Value Fund........................................    $34        $104       $177       $368
Alliance Growth and Income Portfolio.......................    $36        $111       $187       $387
Alliance Premier Growth Portfolio..........................    $37        $113       $191       $394
Deutsche VIT EAFE Equity Index.............................    $33        $101       $172       $359
Deutsche VIT Small Cap Index...............................    $31        $ 95       $162       $340
Eaton Vance VT Floating Rate-Income Fund...................    $38        $117       $197       $405
Eaton Vance VT Worldwide Health Sciences Fund..............    $40        $122       $206       $421
Fidelity VIP Equity-Income Portfolio.......................    $32        $ 99       $168       $351
Fidelity VIP Growth Portfolio..............................    $33        $102       $172       $359
Fidelity VIP High Income Portfolio.........................    $34        $102       $174       $362
Fidelity VIP II Contrafund Portfolio.......................    $33        $102       $173       $360
Fidelity VIP III Growth & Income Portfolio.................    $33        $100       $169       $354
Fidelity VIP III Mid Cap Portfolio.........................    $36        $111       $187       $387
Franklin Small Cap Fund....................................    $37        $113       $192       $396
Mutual Shares Securities Fund..............................    $37        $113       $192       $396
Templeton Pacific Growth Securities Fund...................
INVESCO VIF Dynamics Fund..................................    $49        $148       $246       $494
INVESCO VIF Health Sciences Fund...........................    $41        $125       $211       $431
Janus Aspen Aggressive Growth Portfolio....................    $36        $109       $185       $383
Janus Aspen Growth Portfolio...............................    $36        $109       $185       $383
Janus Aspen Growth and Income Portfolio....................    $40        $120       $202       $416
Janus Aspen International Growth Portfolio.................    $37        $112       $189       $391
SVS Dreman Financial Services Portfolio....................    $37        $111       $188       $389
Scudder Technology Growth Portfolio........................    $36        $110       $186       $385
T. Rowe Price International Stock Portfolio................    $37        $113       $191       $394

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA SELECT REWARD VARIABLE ANNUITY?

The Allmerica Select Reward variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract may be purchased up to age 85 of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - a Payment Credit equal to 5% of your payment, added to the Contract's Accumulated Value as soon as your payment is applied;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family;

    - withdrawals during the accumulation and annuitization phases; and

    - income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate your initial payment and any additional payments to the combination of portfolios of securities (Underlying Funds) under your Contract, to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period Accounts and the Fixed Account. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below: WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?


If you or a Joint Owner dies before the Annuity Date, a standard death benefit will be paid to the beneficiary. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) An optional Enhanced Death Benefit Rider is also available at issue for a separate monthly charge. See "G. Death Benefit" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. In addition, an optional Enhanced Earnings Rider may also be available at issue for a separate monthly charge. This Rider provides for additional amounts to be paid to your beneficiary under certain circumstances in the event that you die prior to the Annuity Date. For more information as to when amounts would be payable and how the benefit is calculated under this Rider, see "J. Enhanced Earnings Rider."

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

    - the annuity payout option;

    - the date annuity benefit payments begin but no earlier than two years after the Issue Date;

    - whether you want variable annuity benefit payments based on the investment performance of the Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments; and

    - whether you want certain protections provided under optional riders.

You may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). Under a Life annuity payout option, the Owner may make one Payment Withdrawal each calendar year. Under a Life with Period Certain or Life with Cash Back annuity payout option, the Owner may make one Payment Withdrawal and one Present Value Withdrawal in each calendar year. Under a Period Certain annuity payout option, the Owner may make multiple Present Value Withdrawals each calendar year. For more information, see "F. Withdrawals After the Annuity Date" under ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable payout option, you may transfer among the available Sub-Accounts.

M-GAP RIDER. When applying for the Contract, in most jurisdictions the Owner currently may elect to purchase the Minimum Guaranteed Annuity Payout ("M-GAP") Rider for a separate monthly charge. This optional rider provides a guaranteed minimum amount of income after a specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. The M-GAP Rider is based on the Company's guaranteed fixed annuity option rates as set forth in the Contract. These annuity option rates determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. The rates are based on the Annuity 2000 Mortality Table and a 3% Assumed Investment Return ("AIR"). The M-GAP Rider is not available at all ages.

For more information on this optional rider, see "I. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company. Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:

    - make payments

    - choose investment allocations

    - choose annuity payout options

    - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

    - select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $1,000 minimum for your initial payment and a $50 minimum for any additional payments. A lower initial payment is permitted for certain qualified plans and where monthly payments are being forwarded directly from a financial institution. A minimum of $1,000 is always required to establish a Guarantee Period Account.

Each time you make a payment, you will receive a Payment Credit equal to 5% of your payment. This Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit. For more information, see "D. Right to Cancel" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHAT ARE MY INVESTMENT CHOICES?


You may choose among thirty-eight Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account.



VARIABLE ACCOUNT. The thirty-eight Underlying Funds and their investment advisers are:



UNDERLYING FUND                                INVESTMENT ADVISER
---------------                                ------------------
AIT Equity Index Fund                          Allmerica Asset Management, Inc.
AIT Money Market Fund                          Allmerica Asset Management, Inc.
AIT Select Aggressive Growth Fund              Nicholas-Applegate Capital Management, L.P.
AIT Select Capital Appreciation Fund           T. Rowe Price Associates, Inc.
AIT Select Emerging Markets Fund Inc.          Schroder Investment Management North America I
AIT Select Growth Fund                         Putnam Investment Management, Inc.
AIT Select Growth and Income Fund              J. P. Morgan Investment Management Inc.
AIT Select International Equity Fund           Bank of Ireland Asset Management (U.S.)
                                               Limited
AIT Select Investment Grade Income Fund        Allmerica Asset Management, Inc.
AIT Select Strategic Growth Fund               TCW Investment Management Company
AIT Select Strategic Income Fund               Western Asset Management Company
AIT Select Value Opportunity Fund              Cramer Rosenthal McGlynn, LLC
AIM V.I. Aggressive Growth Fund                AIM Advisors, Inc.
AIM V.I. Blue Chip Fund                        AIM Advisors, Inc.
AIM V.I. Value Fund                            AIM Advisors, Inc.
Alliance Growth and Income Portfolio           Alliance Capital Management L.P.
Alliance Premier Growth Portfolio              Alliance Capital Management L.P.
Deutsche VIT EAFE Equity Index                 Bankers Trust Company

UNDERLYING FUND                                INVESTMENT ADVISER
---------------                                ------------------
Deutsche VIT Small Cap Index                   Bankers Trust Company
Eaton Vance VT Floating Rate-Income Fund       Eaton Vance Management
Eaton Vance VT Worldwide Health Sciences Fund  OrbiMed Advisors, Inc.
Fidelity VIP Equity-Income Portfolio           Fidelity Management & Research Company
Fidelity VIP Growth Portfolio                  Fidelity Management & Research Company
Fidelity VIP High Income Portfolio             Fidelity Management & Research Company
Fidelity VIP II Contrafund Portfolio           Fidelity Management & Research Company
Fidelity VIP III Growth & Income Portfolio     Fidelity Management & Research Company
Fidelity VIP III Mid Cap Portfolio             Fidelity Management & Research Company
Franklin Small Cap Fund                        Franklin Advisers, Inc.
Mutual Shares Securities Fund                  Franklin Mutual Advisers, LLC
INVESCO VIF Dynamics Fund                      INVESCO Funds Group, Inc.
INVESCO VIF Health Sciences Fund               INVESCO Funds Group, Inc.
Janus Aspen Aggressive Growth Portfolio        Janus Capital
Janus Aspen Growth Portfolio                   Janus Capital
Janus Aspen Growth and Income Portfolio        Janus Capital
Janus Aspen International Growth Portfolio     Janus Capital
SVS Dreman Financial Services Portfolio        Zurich Scudder Investments, Inc.
Scudder Technology Growth Portfolio            Zurich Scudder Investments, Inc.
T. Rowe Price International Stock Portfolio    Rowe Price-Fleming International, Inc.



Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES. For more information about the investment advisers, see DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES.


GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California, where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.

If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?


Yes. During the accumulation phase, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "E. Transfer Privilege" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "E. Transfers of Annuity Units" under ANNUITIZATION -- THE PAYOUT PHASE.


The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?


Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the Withdrawal Without Surrender Charge Amount. The Withdrawal Without Surrender Charge Amount in each calendar year will be the greater of:



    (1) 100% of Cumulative Earnings (excluding Payment Credits); or



    (2) 15% of the Gross Payment Base. When the first withdrawal is taken, the Gross Payment Base is equal to total payments made to the Contract. When subsequent withdrawals are taken, the Gross Payment Base reduces.



For a detailed discussion of how the Withdrawal Without Surrender Charge Amount is calculated, please see CHARGES AND DEDUCTIONS, "E. Surrender Charge."



Each calendar year, the Owner of a qualified Contract or a Contract issued under a Section 457 Deferred Compensation Plan may take without a surrender charge the Withdrawal Without Surrender Charge Amount described above or, if greater, an amount calculated by the Company based on his or her life expectancy.


In addition, WHERE PERMITTED BY LAW, the Company will waive surrender charges if, after the Contract is issued:

    - you become disabled before you attain age 65; or

    - you are diagnosed with a fatal illness or are confined in a medical care facility for the later of 90 consecutive days or one year after the Issue Date.

Additional amounts may be withdrawn at any time. However, the withdrawal of payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.

If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any fees or charges that may have been deducted, less the Payment Credit(s). However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, plus any fees or charges previously deducted, less any Payment Credit(s). See "D. Right to Cancel" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

Each time you make a payment, you will receive a Payment Credit equal to 5% of the payment. The Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "D. Right to Cancel" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

    - You may change your allocation of payments.

    - You may make transfers among the Sub-Accounts without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by law).

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                    AND THE UNDERLYING INVESTMENT COMPANIES

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("AIT") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. AIT was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Twelve investment portfolios of AIT currently are available under the Contract, each issuing a series of shares: Select Emerging Markets Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Strategic Growth Fund, Select Strategic Income Fund, Equity Index Fund, Select Growth Fund, Select Growth and Income Fund, Select Investment Grade Income Fund and the Money Market Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of AIT are not offered to the general public but solely to such variable accounts.

The trustees have overall responsibility for the supervision of the affairs of AIT. The Trustees have entered into a management agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc., ("AFIMS") a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of AIT. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for AIT, furnishes to AIT all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.

AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and the Trustees, in consultation with BARRA
RogersCasey, Inc. ("BARRA RogersCasey") a pension consulting firm. The cost of such consultation is borne by AFIMS. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no discretionary or decision-making authority with respect to the Funds and has no responsibility for any investment advice or other services provided to the Funds by AFIMS or the Sub-Advisers. Under each Sub-Adviser agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to the Trustees' and/ or AFIMS' instructions. AFIMS is solely responsible for the payment of all fees for investment management services.


AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund and the AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 120 investment company portfolios encompassing a broad range of investment objectives.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company under the 1940 Act. Two of its separate investment portfolios are currently available under the Contract: the Alliance Growth and Income Portfolio and the Alliance Premier Growth Portfolio. Alliance Capital Management, L.P. ("Alliance Capital") serves as the investment adviser to Alliance. Alliance Capital Management Corporation, the sole general partner of Alliance Capital, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS. Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Bankers Trust Company is the investment advisor for Deutsche VIT EAFE Equity Index and the Deutsche VIT Small Cap Index which are available under the Contract.



EATON VANCE VARIABLE TRUST. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance'), 255 State Street, Boston, Massachusetts, manages the Eaton Vance VT Floating Rate-Income Fund. OrbiMed Advisors, Inc. ("OrbiMed"), 767 3rd Avenue, New York, New York, manages the Eaton Vance VT Worldwide Health Sciences Fund.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP High Income Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: the Fidelity VIP II Contrafund Portfolio.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth & Income Portfolio and Fidelity VIP III Mid Cap Portfolio.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $224 billion in assets (as of December 31, 2000). The investment adviser to the Franklin Small Cap is Franklin Advisers, Inc. The investment adviser to the Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC.



INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.



JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Four of its investment portfolios are available under the Contract: Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio and Janus Aspen International Growth Portfolio.



SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS" formerly Kemper Variable Series) is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Zurich Scudder Investments, Inc. serves as the investment adviser of SVS.



T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one the largest no-load international mutual fund asset managers with approximately $42.5 billion (as of December 31, 2000) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio.


                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.


AIT EQUITY INDEX FUND -- seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.


AIT MONEY MARKET FUND -- seeks maximum current income consistent with the preservation of capital and liquidity. The Money Market Fund is invested in a diversified portfolio of high-quality, short-term money market instruments.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.


AIT SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stock stocks selected on the basis of their long-term growth potential.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.


AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies.



AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management. The Select Investment Grade Income Fund is invested in a diversified portfolio of fixed income securities.


AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies.


AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.


AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.


AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small and medium sized companies.



AIM V.I. BLUE CHIP FUND -- seeks long-term growth of capital with a secondary objective of current income. The Fund seeks to meet these objectives by investing primarily in the common stocks of blue chip companies. The Fund may invest in U.S. government securities, convertible securities, high quality debt securities and foreign securities.



AIM V.I. VALUE FUND -- seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by companies issuing the securities or relative to the equity market generally. Income is a secondary objective.



ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) -- seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend paying common stocks of good quality. The Portfolio invests primarily in stock of large, well established "blue chip" companies, fixed income and convertible securities, and securities of foreign issuers.



ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities in a small number (40-50) of intensely researched U.S. companies.



DEUTSCHE VIT EAFE EQUITY INDEX -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark-Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark- Index, in approximately the same weightings as the EAFE-Registered Trademark- Index. The Fund may also use stock index futures and options.



DEUTSCHE VIT SMALL CAP INDEX -- seeks to match, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index. The Fund may also use stock index futures and options.



EATON VANCE VT FLOATING RATE-INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.



EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND -- seeks long-term capital growth by investing in a global and diversified portfolio of health sciences companies. The Fund invests at least 65% of total assets in common stocks of companies engaged in the development, production or distribution of products related to scientific advances in health care. Because the Fund concentrates its investments in medical research and the health care industry, it could be affected by any event that adversely affects that sector.


FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see the Fidelity VIP prospectus.


FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.



FIDELITY VIP III GROWTH & INCOME PORTFOLIO -- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.



FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.



FRANKLIN SMALL CAP FUND (CLASS 2) -- seeks capital growth. The Fund invests primarily in equity securities of small cap U.S. companies.



MUTUAL SHARES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. Its secondary goal is income. The fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



INVESCO VIF DYNAMICS FUND -- seeks to buy securities that will increase in value over the long term. The Fund invests in a variety of securities that present opportunities for capital growth -- primarily common stocks of companies traded on the U.S. securities exchanges, as well as over the counter. The Fund also may invest in preferred stocks and debt instruments that are convertible into common stocks, as well as in securities of foreign companies.



INVESCO VIF HEALTH SCIENCES FUND -- seeks to make an investment grow. The fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.



JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of medium-sized companies selected for their growth potential.



JANUS ASPEN GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.



JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES) -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.



JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio primarily in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.



SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.



SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

             DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE

A.  PAYMENTS

The latest Issue Date is age 85 of the oldest Owner, or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application and/or signature. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:

    - Currently, the initial payment must be at least $1,000.

    - Under a salary deduction or monthly automatic payment plan, the minimum initial payment is $50.

    - Each subsequent payment must be at least $50.

    - Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Contract on the employee if the plan's average annual contribution per eligible plan participant is at least $600.


    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund.


Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments. You can change the allocation instructions for future payments by notifying the Company.

You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.


On May 1, 2001 or the date the Sub-Accounts investing in the Eaton Vance VT Floating Rate-Iincome Fund and the Eaton Vance VT Worldwide Health Sciences Fund (the "Eaton Vance VT Funds") first become available, if later, amounts may be allocated to the Sub-Accounts investing in the Eaton Vance Funds. No portion of any payment may be allocated to those Funds prior to that date. See
"E. Transfer Privilege" for additional discussion of the Eaton Vance VT Funds.


For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" under "E. Transfer Privilege" below.

In order for the Owner to initiate transactions over the telephone, a properly completed authorization must be on file. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

B.  PAYMENT CREDITS

A Payment Credit will be added to the Contract's Accumulated Value each time a payment is made. The Payment Credit is funded from the Company's General Account and is currently equal to 5% of each payment received. The Company guarantees that the Payment Credit will never be less than 5%. Payment Credits are not considered to be "investment in the contract" for income tax purposes. (See FEDERAL TAX CONSIDERATIONS).

Each Payment Credit is immediately allocated among the investment options in the same proportions as the applicable payment. However, if you cancel the Contract under its "Right to Examine" provision, the amount refunded to you will be reduced by the amount of the Payment Credit(s). If the applicable "Right to Examine" provision in your state provides that you will receive the adjusted Accumulated Value of the Contract, this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "D. Right to Cancel," below.

C.  COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

    (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

    (2) adding together the values of each Sub-Account, and

    (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment and Payment Credit allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment and Payment Credit will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses, and charges of its Underlying Funds. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.


NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3) and
(4) where:


    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

D.  RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

In most states, the Company will pay the Owner the Contract's Accumulated Value, adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of (a) your gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

Each time you make a payment, you receive a Payment Credit equal to 5% of the payment. If you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

E.  TRANSFER PRIVILEGE


Prior to the Annuity Date, the Owner may transfer amounts among available investment options at any time upon written or telephone request to the Company. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request except as noted in the next paragraph.



The Owner may instruct the Company to transfer amounts to the Sub-Accounts investing in the Eaton Vance VT Funds and may specify a future date on or after May 1, 2001 on which to effect the transfer(s). The Owner may not choose a date prior to May 1, 2001 since the Sub-Accounts investing in the Eaton Vance VT Funds will not be available prior to that date. Requests received prior to May 1, 2001 that specify May 1, 2001 as the requested transfer date will be processed on May 1, 2001, and the requested amounts will be transferred as of the close of business on May 1, 2001. Requests received prior to May 1, 2001 requesting a date after May 1,

2001 will be processed on the date specified and amounts will be transferred as of the close of business on that date. The Owner may revoke transfer requests to the Sub-Accounts investing in the Eaton Vance VT Funds upon request to the Company, which request must be received no later than 4:00 p.m. Eastern time on the last business day before the transfer date requested. Although remote, there is a possibility that the Sub-Accounts investing in the Eaton Vance VT Funds will not be effective on the requested transfer date. In such a case, amounts requested to be transferred will remain in the Sub-Account(s) from which they were to be transferred until the date the Sub-Account(s) first becomes available, unless the Owner instructs the Company otherwise.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. The first automatic transfer or rebalancing under an Asset Allocation Model Reallocation program, Automatic Transfers (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.


The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.


ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties that provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from the Fixed Account or the Sub-Accounts investing in the Money Market Fund and the Select Investment Grade Income Fund ("source accounts"). You may elect automatic transfers to one or more Sub-Accounts, subject to the following:


    - the predetermined dollar amount may not be less than $100;

    - the periodic basis may be monthly, quarterly, semi-annually or annually;


    - automatic transfers may not be made into the selected source account, the Fixed Account, or the Guarantee Period Accounts; and if an automatic transfer would reduce the balance in the source account(s) to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

    - the amount in the source account on a transfer date is zero; or

    - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to a source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source account unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to a source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically instruct the Company to do so.


To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.


AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

F.  SURRENDERS AND WITHDRAWALS

Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. In the case of surrender, the Owner must send the Contract and a signed written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date.

In the case of a withdrawal, the Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. The amount withdrawn will equal the amount requested by the Owner plus any applicable surrender charge. Each withdrawal must be a minimum of $100. No withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000.

A surrender charge, a Contract fee and, if applicable, a rider charge, may apply when a withdrawal is made or a Contract is surrendered. See CHARGES AND DEDUCTIONS. However, each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Surrender Value without any applicable surrender charge; see "E. Surrender Charge," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

    - the SEC has by order permitted such suspension, or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The surrender and withdrawal rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program." under FEDERAL TAX CONSIDERATIONS.

For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.

For information about Withdrawals after the Annuity Date, see "F. Withdrawals After the Annuity Date" under ANNUITIZATION -- THE PAYOUT PHASE.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bimonthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:

    - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

    - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.


The first withdrawal will take place on the latest of 15 days after the Issue Date, the date the written request is received at the Principal Office, or on a date specified by the Owner.


Systematic withdrawals will first be taken from amounts available as a "Withdrawal Without Surrender Charge" (see "E. Surrender Charge, Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS); then from any applicable payments not subject to a surrender charge, if any; then from payments subject to a surrender charge; and last, from Payment Credits. Any applicable surrender charge will be deducted from the Contract's remaining Accumulated Value.


The minimum amount of each automatic withdrawal is $100, and the Accumulated Value may not be reduced to less than $1,000. If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity

Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.



LIFE EXPECTANCY DISTRIBUTIONS (for Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only) Each calendar year prior to the Annuity Date, the Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. See "D. Surrender Charge," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.



If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge, based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:


    - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

    - the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.

The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "C. Taxation of the Contract in General" under FEDERAL TAX CONSIDERATIONS. IN ADDITION, IF THE AMOUNT NECESSARY TO MEET THE SUBSTANTIALLY EQUAL PERIODIC PAYMENT DEFINITION IS GREATER THAN THE COMPANY'S LED AMOUNT, A SURRENDER CHARGE MAY APPLY TO THE AMOUNT IN EXCESS OF THE LED AMOUNT.


SYSTEMATIC LEVEL FREE OF SURRENDER CHARGE WITHDRAWAL PROGRAM. In order to receive withdrawals without application of any surrender charge, the Owner may preauthorize level periodic withdrawals under the Systematic Level Free of Surrender Charge Withdrawal Program. Withdrawals under this program may be made on a monthly, bi-monthly, quarterly, semi-annual or annual basis. In order to ensure that no surrender charge is ever applied to withdrawals made under this program, the periodic withdrawals in any calendar year are limited to 15% of the total of all payments invested in the Contract as reduced by certain prior withdrawal(s) of payments. For more information on how this amount is calculated, see "E. Surrender Charge," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS.



The program will automatically terminate if a withdrawal that is not part of this program is made. Otherwise, withdrawals will continue until all available Accumulated Value has been exhausted or until the Owner terminates the program by written request.

G.  DEATH BENEFIT

A death benefit is payable if the Owner or the first of Joint Owners dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided in "H. The Spouse of the Owner as Beneficiary."

STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid. The standard death benefit is equal to the greater of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment or (b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals.

For each withdrawal under (b), the proportionate reduction is calculated by multiplying the standard death benefit immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal

OPTIONAL ENHANCED DEATH BENEFIT RIDER. When applying for the Contract, an Owner may elect the optional 5% Enhanced Death Benefit With Annual Step-Up Rider. A separate charge for this Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For specific charges and more detail, see "C. Optional Rider Charges" under CHARGES AND DEDUCTIONS.

The 5% Enhanced Death Benefit With Annual Step-Up Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The calculation of the death benefit depends upon whether death occurs before or on or after the 90th birthday:

I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit is equal to the GREATEST of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment;

    (b) gross payments, accumulated daily at an effective annual yield of 5% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

II. Death ON OR AFTER 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated in the same manner as described above under "Standard Death Benefit."

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of proof of death at the Principal Office, unless the Owner has elected to apply the proceeds to a life annuity not extending beyond the beneficiary's life expectancy. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.


If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the AIT Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.


H.  THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:


    (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account; and



    (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Sub-Account.


The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments, but a surrender charge will apply to these additional amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

I.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available in most jurisdictions at Issue Date for a separate monthly charge (see, "C. Optional Rider Charges" under CHARGES AND DEDUCTIONS). The M-GAP Rider guarantees a minimum amount of fixed annuity lifetime income during the annuity payout phase after a ten-year or a fifteen-year waiting period, subject to the conditions described below. The M-GAP Rider may not be available in all jurisdictions. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not effect Riders issued prior to the termination date but, as noted below, Owners would not be able to purchase a new Rider under the repurchase feature. (See "Repurchase Feature.")

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Annuitization under the terms of this Rider will occur at the guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income.

An M-GAP Benefit Base is determined on the Rider's effective date and each applicable Contract anniversary thereafter. The M-GAP Benefit Base, less any applicable premium tax, is the value that will be annuitized at the guaranteed annuity option rates if the Rider is exercised. As described below, withdrawals will reduce the Benefit Base.

The M-GAP Benefit Base is equal to the greatest of:

    (a) the Accumulated Value, increased by any positive Market Value Adjustment if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

    (b) the Accumulated Value on the effective date of the Rider, accumulated daily at an effective annual yield of 5%, plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary since the Rider's effective date as determined after being increased for any subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
                ------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS ON ELECTION OF THE M-GAP RIDER. The following conditions apply to the election of the M-GAP Rider:

    - The Owner must elect the M-GAP Rider at Contract issue.

    - The Owner may not elect to repurchase a Rider with a ten-year waiting period if at the time of election the youngest Owner has reached his or her 87th birthday.

    - The Owner may not elect to purchase or repurchase a Rider with a fifteen-year waiting period if at the time of election the youngest Owner has reached his or her 82nd birthday (the age limitations may be lower in some jurisdictions.)

REPURCHASE FEATURE. On any Contract anniversary or within thirty days immediately following any Contract anniversary, if the M-GAP Rider is still being offered by the Company, the Owner may elect to terminate and repurchase the Rider, thereby resetting the benefit based on the Contract's then current Accumulated Value. The repurchase will be effective as of the termination date of the prior Rider. A new waiting period, equal to or greater than the prior waiting period, will commence as of that date. If the benefit is repurchased, the Company's then current monthly charge for the M-GAP Rider will apply.

EXERCISING THE M-GAP RIDER. The following conditions apply to the exercise of the M-GAP Rider:

    - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period (whichever was elected) from the effective date of the Rider.

    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency, as provided under "C. Description of Annuity Payout Options."

    - The Owner may only annuitize at the guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER. The following conditions apply to the termination of the M-GAP Rider:

    - The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination occurs (1) on or within thirty days after a Contract anniversary and
      (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length, if available.

    - The Owner may terminate the M-GAP Rider any time after the seventh Contract anniversary following the effective date of the Rider.

    - Other than in the event of a repurchase, once terminated the M-GAP Rider may not be purchased again.

    - The M-GAP Rider will terminate on the date the Contract is surrendered or annuitized, or on the date that a death benefit is payable unless the Contract is continued under "H. The Spouse of the Owner as Beneficiary" (see DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 plus Payment Credits for a male age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life With 10 Year Period Certain. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized if the Rider is exercised. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                MINIMUM
 CONTRACT        MINIMUM       GUARANTEED
ANNIVERSARY     GUARANTEED       ANNUAL
AT EXERCISE    BENEFIT BASE    INCOME(1)
-----------    ------------    ----------
  10             $171,034        $12,786
  15             $218,287        $18,571

(1)Other fixed annuity payout options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "C. Description of Annuity Payout Options."


J.  OPTIONAL ENHANCED EARNINGS RIDER



An optional Enhanced Earnings Rider ("EER") is currently available at issue in most jurisdictions for a separate monthly charge. (See, "C. Optional Rider Charges" under CHARGES AND DEDUCTIONS.) Subject to the conditions described below, a benefit will be payable under this Rider when a death benefit is payable prior to the Annuity Date and (a) minus (b) is greater than zero where
(a) is the Accumulated Value increased by any positive Market Value Adjustment, if applicable, and (b) is gross payments not previously withdrawn. If (a) minus
(b) is zero or less, no benefit will be payable. For purposes of this Rider, Accumulated Value is determined on the Valuation Date on or immediately following the date due proof of death and all necessary documentation is received by the Company.



The EER benefit is equal to the lesser of:



1. 80% of gross payments not previously withdrawn. For purposes of this calculation only, gross payments does not include payments credited during the 12-month period prior to the date of death.

2. 40% of the difference between the Accumulated Value, increased by any positive MVA, if applicable, and gross payments not previously withdrawn.



The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date. See, "Payment of the Death Benefit Prior to the Annuity Date" under "G. Death Benefit." If the Contract is continued by the deceased Owner's spouse or the death benefit is deferred, see "Payment of the Death Benefit Prior to the Annuity Date" under "G. Death Benefit." (see H. The Spouse of the Owner as Beneficiary"),the amount of the EER benefit will be credited to the AIT Money Market Sub-Account and the Rider will terminate.



TERMINATING THE ENHANCED EARNINGS RIDER. The Rider will terminate on the earliest of the following: (1) the Annuity Date; (2) the date a death benefit is payable and the difference between the Accumulated Value and gross payments is determined to be either greater or less than zero; and (3) the date the Contract is surrendered.


K.  ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

                       ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

    - to select the annuity payout option under which annuity benefit payments are to be made;

    - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency ("Change Frequency") and the date the first Change Frequency will occur;

    - to select one of the available Assumed Investment Returns ("AIR") for a variable option (see "D. Variable Annuity Benefit Payments" below for details); and

    - to elect to have the Death Benefit applied under any annuity payout option not extending beyond the beneficiary's life expectancy. The beneficiary may not change such an election.

A.  ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

    - may not be earlier than the second Contract Anniversary; and

    - must occur on the first day of any month before the Owner's 99th birthday.

If the Owner does not select an Annuity Date, the Annuity Date will be the later of (a) the Owner's age 85 or (b) two years after the Issue Date.

If there are Joint Owners, the age of the younger will determine the latest possible Annuity Date. The Owner may elect to change the Annuity Date by sending a written request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.

If the Annuity Date occurs when the Owner is at an advanced age, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the Annuity Date and the annuity payout options with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

B.  CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option. If the Owner exercises the M-GAP Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency option.

The annuity payout option selected must result in an initial payment of at least $50 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. The Contract provides guaranteed fixed annuity option rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. The Company may offer annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. See the Contract for more specific information about fixed annuity payout options.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the current annuity option rates made available by the Company at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract, if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

C.  DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

    - SINGLE LIFE -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

    - SINGLE LIFE -- Monthly payments during the Annuitant's life. Thereafter, any excess of the originally applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).


PERIOD CERTAIN ANNUITY PAYOUT OPTION (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER
  OF YEARS)


Monthly annuity benefit payments for a chosen number of years ranging from five to thirty are paid. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

D.  VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of

    (1) a discount factor equivalent to the AIR and

    (2) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5%, or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR, and will decrease more rapidly during periods when investment performance is less than the AIR.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

    - annuity payout option chosen;

    - length of the annuity payout option elected;

    - age of the Annuitant;

    - gender of the Annuitant (if applicable, see H. NORRIS Decision);

    - value of the amount applied under the annuity payout option;

    - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

    - AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying:

    (1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

    (2) the applicable amount of the first monthly payment per $1,000 of value.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/ she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining guaranteed payments will continue to be paid to the Owner or the payee designated by the Owner. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

E.  TRANSFERS OF ANNUITY UNITS

After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or telephone request to the Company. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. As of the date of this Prospectus, transfers may be made to all of the Sub-Accounts; however, the Company reserves the right to limit the number of Sub-Accounts to which transfers may be made.


Automatic Rebalancing (AAR) is available during the annuitization phase subject to the same rules described in "E. Transfer Privilege" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.



The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.


F.  WITHDRAWALS AFTER THE ANNUITY DATE

WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE "C. TAXATION OF THE CONTRACT IN GENERAL," "WITHDRAWALS AFTER ANNUITIZATION" UNDER FEDERAL TAX CONSIDERATIONS.

After the Annuity Date and prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.

The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

-   WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS

    The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

- WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN OR LIFE WITH CASH BACK ANNUITY PAYOUT OPTIONS

    The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

    The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then current present value of the remaining guaranteed annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% - 35%) of the present value of any remaining guaranteed annuity benefit payments).

    Under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.

-   WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS

    The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See Calculation of Proportionate Reduction, below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See Calculation of Present Value, below.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

- PAYMENT WITHDRAWALS. Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year.

  Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
                -------------------------------------------------
             Present value of all remaining variable annuity benefit
                   payments immediately prior to the withdrawal

  Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

  If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

- PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under Life with Period Certain or Life with Cash Back annuity payout options (the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments) and under Period Certain annuity payout options (the Owner may make multiple Present Value Withdrawals in each calendar year).

  Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
                -------------------------------------------------
              Present value of remaining guaranteed variable annuity
               benefit payments immediately prior to the withdrawal

  Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

  Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

  If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments. If a withdrawal is made within 5 years of the Issue Date, the discount rate is increased by one of the following charges ("Withdrawal Adjustment Charge"):

    -   15 or more years of annuity benefit payments being valued --       1.00%

    -   10-14 years of annuity benefit payments being valued --            1.50%

    -   Less than 10 years of annuity benefit payments being valued --     2.00%

The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

Because the impact of the Withdrawal Adjustment Charge will depend on the type of withdrawal taken, you should carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

    - For a Payment Withdrawal, the present value calculation (including any applicable adjustments) affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. If a Withdrawal Adjustment Charge applies, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

    - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. If a Withdrawal Adjustment Charge applies, the discount factor will be higher, and the maximum amount that can be withdrawn will be lower. In addition, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX E -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    - the SEC has by order permitted such suspension; or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

G.  REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:

    (1) The value applied under a fixed annuity payout option at the time of annuitization (except for the excess value of the M-GAP Benefit Base over the Annuity Value, if applicable) will be treated as if it had been invested in the Fixed Account of the Contract on that same date.

    (2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the Annuity Payout phase will then be treated as transfers during the Accumulation Phase (As a result, the Contract's Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal).

    (3) Any annuity benefit payments paid and any withdrawals taken during the Annuity Payout phase will be treated as a withdrawal of the Surrender Value in the Accumulation Phase, as of the date of the payment or withdrawal. Surrender charges may apply to these withdrawals, and there may be adverse tax consequences. See "C. Taxation of the Contract in General" under FEDERAL TAX CONSIDERATIONS.

If the Company learns of the Owner's decision to reverse annuitization after the latest possible Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option.

H.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity payout options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS


Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. The Company uses a portion of the mortality and expense risk charge and the surrender charge described below to recover expenses associated with the Payment Credit. Even though the Payment Credit is credited during the accumulation phase only, the mortality and expense risk charge applies during both the accumulation phase and the annuity payout phase. The Company expects to make a profit from the charges it makes to recover the expenses of the Payment Credit. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.


A.  VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the

Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.


If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses, and to partially recover the expenses associated with the Payment Credit.


This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "B. Contract Fee") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.


OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES. The prospectuses and SAIs of the Underlying Funds also contain information concerning expenses of and should be read in conjunction with the Prospectus.


B.  CONTRACT FEE

A $35 Contract fee (a lower fee may apply in some states) is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $35 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available.

Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the value in each account. The portion of the charge deducted from each account will be equal to the percentage which the value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the Issue Date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries, officers, directors, trustees and employees of any of the Funds; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C.  OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers a number of riders that are only available if elected by the Owner at issue. A separate monthly charge is made for each Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.


The applicable charge for the following is assessed on the Accumulated Value on the last day of each Contract month and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:
Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period:



Minimum Guaranteed Annuity Payout Rider with a ten-year
  waiting period:...........................................  0.35%
Minimum Guaranteed Annuity Payout Rider with a fifteen-year
  waiting period:...........................................  0.20%
5% Enhanced Death Benefit Rider With Annual Step-up:........  0.25%
Enhanced Earnings Rider -- If Age at Issue is: 0-69.........  0.20%
                                       70-79................  0.40%
                                       80 and older.........  0.60%



For a description of the Riders, see "Optional Enhanced Death Benefit Rider" under "G. Death Benefit," "I. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" and "J. Enhanced Benefits Riders" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE, above.


D.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

    2.  the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

E.  SURRENDER CHARGE


No charge for sales expense is deducted from payments at the time the payments are made. However, during the accumulation phase, a surrender charge may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. The Company uses a portion of the surrender charge to recover expenses associated with the Payment Credit.


CALCULATION OF SURRENDER CHARGE. For purposes of determining the surrender charge, the Accumulated Value is divided into four categories:

    - The amount available under the Withdrawal Without Surrender Charge provision, described below;

    - Old Payments -- total payments invested in the Contract for more than nine years;

    - New Payments -- payments received by the Company during the nine years preceding the date of the surrender or withdrawal; and

    - Payment Credits.

Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. However, if a withdrawal or surrender is attributable all or in part to New Payments, a surrender charge may be imposed.

The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The following surrender charge table outlines these charges:


COMPLETE YEARS FROM
  DATE OF PAYMENT       CHARGE
-------------------    --------
  Less than 4            8.5%
  Less than 5            7.5%
  Less than 6            6.5%
  Less than 7            5.5%
  Less than 8            3.5%
  Less than 9            1.5%
  Thereafter                0


The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn.

The total charge equals the aggregate of all applicable surrender charges for a surrender and withdrawals, including the Withdrawal Adjustment Charge that may apply if a withdrawal is taken during the Annuity Payout phase (see ANNUITIZATION -- THE PAYOUT PHASE, "F. Withdrawals After the Annuity Date").

In no event will the total surrender and withdrawal charges exceed a maximum limit of 8.5% of total gross New Payments.


WITHDRAWAL WITHOUT SURRENDER CHARGE: Each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Surrender Value without any applicable surrender charge ("Withdrawal Without Surrender Charge Amount" or "WWSC amount"). The WWSC amount is equal to the greater of A or B where:



       A is earnings at the time of withdrawal excluding Payment Credits and



       B is 15% times (X less Y)* less Z where:



           X is the total gross payments made to the contract



           Y is any previous withdrawals that exceed the WWSC amount



           Z is any previous WWSC amount withdrawn in the same CALENDAR year



           *In the contract, X less Y is referred to as the Gross Payment Base



To illustrate how this works assume the following:



- The issue date is February 1, 2000.



- The initial payment to the contract is $100,000.



- No subsequent payments are made to the contract.



THE OWNER MAKES THE FOLLOWING WITHDRAWALS:



                  DATE OF       CONTRACT YEAR IN WHICH   EARNINGS AT THE TIME   AMOUNT OF
                 WITHDRAWAL        WITHDRAWAL MADE          OF WITHDRAWAL       WITHDRAWAL
               --------------   ----------------------   --------------------   ----------
Withdrawal #1  April 1, 2000           1(st)                   $2,000            $8,000
Withdrawal #2  August 1, 2000          1(st)                   $3,680            $8,000
Withdrawal #3  April 1, 2001           2(nd)                   $7,414            $15,000
Withdrawal #4  August 1, 2001          2(nd)                   $3,404            $2,000



WITHDRAWAL #1



First, determine the WWSC amount available at the time of the withdrawal:



       A is $2,000



       B is 15% times (X less Y) less Z where:



       X is $100,000



       Y is $0 (no previous withdrawals have been made)



       Z is $0 (no previous withdrawals have been made)



           15% times ($100,000 less $0) less $0 =



           15% times ($100,000) less $0 =



           $15,000 less $0 = $15,000



The greater of A or B is $15,000. This is the available WWSC amount at the time of Withdrawal #1

Second, compare the amount withdrawn to the available WWSC amount:



       Withdrawal #1 of $8,000 is less than the WWSC amount of $15,000. Thus, it is not subject to surrender charges.



WITHDRAWAL #2



First, determine the WWSC amount available at the time of the withdrawal:



       A is $3,680



       B is 15% times (X less Y) less Z where:



           X is $100,000



           Y is $0 (Withdrawal #1, did not exceed the WWSC amount)



           Z is $8,000 (Withdrawal #1 was made in the same CALENDAR year)



           15% times ($100,000 less $0) less $8,000 =



           15% times ($100,000) less $8,000 =



           $15,000 less $8,000 = $7,000



The greater of A or B is $7,000. This is the available WWSC amount at the time of Withdrawal #2.



Second, compare the amount withdrawn to the available WWSC amount:



       Withdrawal #2 of $8,000 exceeds the available WWSC amount of $7,000. Only $7,000 of



       Withdrawal #2 is part of the WWSC amount and $1,000 exceeds the WWSC amount.



WITHDRAWAL #3



First, determine the WWSC amount available at the time of the withdrawal:



       A is $7,414



       B is 15% times (X less Y) less Z where:



           X is $100,000



           Y is $1,000 ($1,000 of Withdrawal #2 exceeded the WWSC amount)



           Z is $0 (This is the first withdrawal of this CALENDAR year)



           15% times ($100,000 less $1,000) less $0 =



           15% times ($99,000) less $0 =



           $9,900 less $0 = $14,850



The greater of A or B is $14,850. This is the available WWSC amount at the time of Withdrawal #3.



Second, compare the amount withdrawn to the available WWSC amount:



       Withdrawal #3 of $15,000 exceeds the available WWSC amount of $14,850. Only $14,850 of



       Withdrawal #3 is part of the WWSC amount and $150.00 exceeds the WWSC amount.

WITHDRAWAL #4



First, determine the WWSC amount available at the time of the withdrawal:



       A is $3,404



       B is 15% times (X less Y) less Z where:



           X is $100,000



           Y is $1,150 ($1,000 of Withdrawal #2 and $150 of Withdrawal #3 exceeded the WWSC amount)



           Z is $9,900 (Withdrawal #3 was made in the same CALENDAR year. $9,900 of the total withdrawal of 15,000 was a withdrawal of the WWSC amount.)



           15% times ($100,000 less $6,100) less $9,900 =



           15% times ($93,900) less $9,900 =



           $14,085 less $9,900 = $4,185



The greater of A or B is $4,185. This is the available WWSC amount at the time of Withdrawal #4.



Second, compare the amount withdrawn to the available WWSC amount:



       Withdrawal #4 of $2,000 is less than the available WWSC amount of $4,185. Thus it, is not subject to surrender charges.



IF YOU NEVER MAKE A WITHDRAWAL IN ANY CALENDAR YEAR THAT EXCEEDS THE WWSC AMOUNT, THEN THE MAXIMUM AVAILABLE WWSC AMOUNT EACH CALENDAR YEAR WILL NEVER BE LESS THAN 15% TIMES THE GROSS PAYMENTS MADE TO THE CONTRACT.


EFFECT OF WITHDRAWAL WITHOUT SURRENDER CHARGE AMOUNT. When a withdrawal is taken, the Company initially determines the Withdrawal Without Surrender Charge Amount in the following order:

- The Company first deducts the Withdrawal Without Surrender Charge Amount from Cumulative Earnings.

- If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the Company will deem the excess to be withdrawn from New Payments on a last-in-first-out (LIFO) basis, so that the newest New Payments are withdrawn first. This results in those New Payments, which are otherwise subject to the highest surrender charge at that point in time, being withdrawn first without a surrender charge.

- If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn.

After the entire Withdrawal Without Surrender Charge Amount available in a calendar year has been withdrawn, for the purposes of determining the amount of the surrender charge, if any, withdrawals will be deemed to be taken in the following order:

- First from Old Payments.

    - The surrender charge table is applicable, but because Old Payments have been invested in the Contract for more than 9 years, the surrender charge is 0%.

- Second from New Payments.

    - The surrender charge table is applicable.

    - Payments are now withdrawn from this category on a first-in-first-out
      (FIFO) basis, so that the oldest New Payments are now withdrawn first. This results in the withdrawal of New Payments with the lowest surrender charge first.

- Third from Payment Credits.

    - The surrender charge table is not applicable to the withdrawal of Payment Credits.

For Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only, the maximum amount available without a surrender charge during any calendar year will be the greatest of (a), (b) and (c) where (a) and
(b) are the same as above and (c) is the amount available as a Life Expectancy Distribution less any Withdrawal Without Surrender Charge taken during the same calendar year. (see "Life Expectancy Distributions" under DESCRIPTION OF THE CONTACT -- THE ACCUMULATION PHASE.

For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "F. Surrender and Withdrawals" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and see FEDERAL TAX CONSIDERATIONS.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the Issue Date of the Contract (or in the event that the original Owner or Annuitant has changed since issue, after being named Owner or Annuitant) and before attaining age 65. The Company may require proof of such disability and continuing disability and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

    (1) admitted to a medical care facility after becoming the Owner or Annuitant under the Contract and remains confined there until the later of one year after the Issue Date or 90 consecutive days; or

    (2) first diagnosed by a licensed physician as having a fatal illness after the Issue Date of the Contract and after being named Owner or Annuitant.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting. "Fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis. "Physician" means a person (other than the Owner, Annuitant or a member of one of their families) who is state licensed to give medical care or treatment and is acting within the scope of that license. Physically disabled means that the Owner or Annuitant, as applicable, has been unable to engage in an occupation or to conduct daily activities for a period of at least 12 consecutive months as a result of disease or bodily injury.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when

Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

    - the size and type of group or class, and the persistency expected from that group or class;

    - the total amount of payments to be received, and the manner in which payments are remitted;

    - the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

    - other transactions where sales expenses are likely to be reduced; or ?the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the Issue Date is within the following class of individuals ("eligible persons"):

    - employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

    - employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds;

    - investment managers or sub-advisers of the Underlying Funds; and

    - the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents, and grandparents.

In addition, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

F.  TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "E. Transfer Privilege" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "E. Transfers of Annuity Units" under ANNUITIZATION -- THE PAYOUT PHASE.

G.  WITHDRAWAL ADJUSTMENT CHARGE

After the Annuity Date, a withdrawal will result in a calculation by the Company of the present value of either all future annuity benefit payments or future guaranteed annuity benefit payments. The present value is calculated based on the Annuity 2000 Mortality Table (male, female or unisex rates as appropriate). If a withdrawal is made within 5 years of the Issue Date, the AIR or interest rate used to determine the annuity benefit payments is increased by one of the following adjustments:

    15 or more years of annuity benefit payments being valued --           1.00%

    10-14 years of annuity benefit payments being valued --                1.50%

    Less than 10 years of annuity benefit payments being valued --         2.00%

The adjustment to the AIR or interest rate used to determine the present value results in lower future annuity payments, and may be viewed as a charge under the Contract. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For more information see "F. Withdrawals After the Annuity Date," under ANNUITIZATION -- THE PAYOUT PHASE.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%. The Guarantee Period Accounts are not available in New York, Oregon, Maryland, and Pennsylvania.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Money Market Sub-Account. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "G. Death Benefit" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)]to the power of n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited; however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. The amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX C -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "F. Surrender and Withdrawals." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted from or added to the amount withdrawn. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "E. Surrender Charge" after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

A.  GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account was a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract, and therefore the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

B.  QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "E. Provisions Applicable to Qualified Employer Plans" below.

C.  TAXATION OF THE CONTRACT IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's investment in the contract. Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

WITHDRAWALS AFTER ANNUITIZATION. A withdrawal from a qualified or non-qualified contract may create significant adverse tax consequences. It is possible that the Internal Revenue Service may take the view that when withdrawals (other than annuity payments) are taken during the annuity payout phase of the Contract, all amounts received by the taxpayer are taxable at ordinary income rates as amounts "not received as an annuity." In addition, such amounts may be taxable to the recipient without regard to the Owner's investment in the Contract or any investment gain that might be present in the current Annuity Value.


For example, assume that a Contract owner with Accumulated Value of $100,000 of which $90,000 is comprised of investment in the Contract and $10,000 is investment gain, makes a withdrawal of $20,000 during the annuity payout phase. Under this view, the Contract owner would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, such as those under age 59 1/2, additional tax penalties may also apply.


OWNERS OF QUALIFIED AND NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THE WITHDRAWAL RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISER PRIOR TO MAKING WITHDRAWALS.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments begin under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Owner's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

    - taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or in the case of the Owner's "total disability" (as defined in the
      Code); or

    - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

    - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee.

The requirement of "substantially equal" periodic payments is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement is also met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

D.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

E.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "D. Right to Cancel."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS


An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.


               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.


Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies (shared funding). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.


The Company reserves the right, subject to compliance with applicable law and to the provisions of the Participation Agreements, to:

    (1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if the Company determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor;

    (6) to change the names of the Variable Account or of the Sub-Accounts and


    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.


                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity payout phase, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Owner's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.


The Company pays commissions not to exceed 7.0% of payments to broker-dealers which sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

STATE RESTRICTIONS. In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

       If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, no payments to the Fixed Account will be permitted if a Contract is issued after the Annuitant's 81st birthday. If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Money Market Sub-Account.

                                   APPENDIX B
                            PERFORMANCE INFORMATION


This Contract was first offered to the public in 1999. However, in order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise total return and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (See Tables 1A, 1B and 3A) and (2) the periods that the Underlying Funds have been in existence (See Tables 2A, 2B and 3B.) Performance results in Tables 1A and 2A reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Neither sets of tables include optional Rider charges and neither sets reflects the 5% Payment Credit. Performance results in Tables 3A and 3B, however, do reflect the 5% Payment Credit. Column AV (Accumulated Value) in Tables 3A and 3B reflects the Accumulated Value without any deduction for any Contract fee or surrender charge. Column SV (Surrender Value) in Tables 3A and 3B reflects the surrender value with deductions for the contract fee and surrender charge. It does not include any optional Rider charges.


The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total" return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then annualized by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The effective yield calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.


Quotations of average annual total return as shown in Table 1A are calculated in the standardized manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the effect of the $35 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.


The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under this Contract.

The performance shown in Column "SV" of Table 3A is calcuated in exactly the same manner as that in Table 1A except that it is adjusted upward to reflect the 5% Payment Credit. Performance shown in Column AV of Table 3A is calculated in exactly the same manner as that in Table 1B except that it is adjusted to show the 5% Payment Credit. Similarly, performance shown in Column SV of Table 3B is calculated in exactly the same manner as that in Table 2A and performance shown in Column AV of Table 3B is calculated in exactly the same manner as that in Table 2B except that Table 3B is adjusted upward to reflect the 5% Payment Credit.


For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

    (1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

    (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

    (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company (A.M. Best), Moody's Investors Service (Moody's), Standard & Poor's Insurance Rating Services (S&P) and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                     FOR YEAR
                                                  SUB-ACCOUNT          ENDED                          SINCE INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND         INCEPTION DATE      12/31/00           5 YEARS       OF SUB-ACCOUNT
----------------------------------------         --------------      --------           -------       --------------
AIT Equity Index Fund..........................
AIT Money Market Fund..........................      10/8/92
AIT Select Aggressive Growth Fund..............       9/8/92
AIT Select Capital Appreciation Fund...........      4/30/95
AIT Select Emerging Markets Fund...............      2/20/98
AIT Select Growth Fund.........................
AIT Select Growth and Income Fund..............       9/8/92
AIT Select International Equity Fund...........       5/3/94
AIT Select Investment Grade Income Fund........
AIT Select Strategic Growth Fund...............      2/20/98
AIT Select Strategic Income Fund...............
AIT Select Value Opportunity Fund..............      2/20/98
AIM V.I. Aggressive Growth Fund................
AIM V.I. Blue Chip Fund........................
AIM V.I. Value Fund............................
Alliance Growth and Income Portfolio...........
Alliance Premier Growth Portfolio..............     10/15/99
Deutsche VIT EAFE Equity Index.................
Deutsche VIT Small Cap Index...................
Eaton Vance VT Floating-Rate Fund..............         N/A*
Eaton Vance VT Worldwide Health Sciences
 Fund..........................................         N/A*
Fidelity VIP Equity-Income Portfolio...........       5/1/95
Fidelity VIP Growth Portfolio..................       5/1/95
Fidelity VIP High Income Portfolio.............       5/1/95
Fidelity VIP II Contrafund Portfolio...........
Fidelity VIP III Growth & Income Portfolio.....
Fidelity VIP III Mid Cap Portfolio.............
Franklin Small Cap Fund........................
Mutual Shares Securities Fund..................
Templeton Pacific Growth Securities Fund.......
INVESCO VIF Dynamics Fund......................
INVESCO VIF Health Sciences Fund...............
Janus Aspen Aggressive Growth Portfolio........
Janus Aspen Growth Portfolio...................
Janus Aspen Growth and Income Portfolio........
Janus Aspen International Growth Portfolio.....
SVS Dreman Financial Services Portfolio........
Scudder Technology Growth Portfolio............
T. Rowe Price International Stock Portfolio....       5/1/95


*This is a new Sub-Account so there are no historical figures available.

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                     FOR YEAR
                                                  SUB-ACCOUNT          ENDED                          SINCE INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND         INCEPTION DATE      12/31/00           5 YEARS       OF SUB-ACCOUNT
----------------------------------------         --------------   ---------------   ---------------   ---------------
AIT Equity Index Fund..........................
AIT Money Market Fund..........................      10/8/92
AIT Select Aggressive Growth Fund..............       9/8/92
AIT Select Capital Appreciation Fund...........      4/30/95
AIT Select Emerging Markets Fund...............      2/20/98
AIT Select Growth Fund.........................
AIT Select Growth and Income Fund..............       9/8/92
AIT Select International Equity Fund...........       5/3/94
AIT Select Investment Grade Income Fund........         N/A*
AIT Select Strategic Growth Fund...............      2/20/98
AIT Select Strategic Income Fund...............
AIT Select Value Opportunity Fund..............      2/20/98
AIM V.I. Aggressive Growth Fund................
AIM V.I. Blue Chip Fund........................
AIM V.I. Value Fund............................
Alliance Growth and Income Portfolio...........
Alliance Premier Growth Portfolio..............     10/15/99
Deutsche VIT EAFE Equity Index.................
Deutsche VIT Small Cap Index...................
Eaton Vance VT Floating-Rate Fund..............         N/A*
Eaton Vance VT Worldwide Health Sciences
 Fund..........................................         N/A*
Fidelity VIP Equity-Income Portfolio...........       5/1/95
Fidelity VIP Growth Portfolio..................       5/1/95
Fidelity VIP High Income Portfolio.............       5/1/95
Fidelity VIP II Contrafund Portfolio...........
Fidelity VIP III Growth & Income Portfolio.....
Fidelity VIP III Mid Cap Portfolio.............
Franklin Small Cap Fund........................
Mutual Shares Securities Fund..................
Templeton Pacific Growth Securities Fund.......
INVESCO VIF Dynamics Fund......................
INVESCO VIF Health Sciences Fund...............
Janus Aspen Aggressive Growth Portfolio........
Janus Aspen Growth Portfolio...................
Janus Aspen Growth and Income Portfolio........
Janus Aspen International Growth Portfolio.....
SVS Dreman Financial Services Portfolio........
Scudder Technology Growth Portfolio............
T. Rowe Price International Stock Portfolio....       5/1/95


*This is a new Sub-Account so there are no historical figures available.

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                         10 YEARS OR
                                                                      FOR YEAR                         SINCE INCEPTION
                                                 UNDERLYING FUND        ENDED                           OF UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING FUND         INCEPTION DATE       12/31/00           5 YEARS        FUND IF LESS
----------------------------------------         ---------------   ---------------   ---------------   ---------------
AIT Money Market Fund..........................      4/29/85
AIT Select Aggressive Growth Fund..............      8/21/92
AIT Select Capital Appreciation Fund...........      4/28/95
AIT Select Emerging Markets Fund...............      2/20/98
AIT Select Growth Fund.........................      8/21/92
AIT Select Growth and Income Fund..............      8/21/92
AIT Select International Equity Fund...........       5/2/94
AIT Select Investment Grade Income Fund........      4/29/85
AIT Select Strategic Growth Fund...............      2/20/98
AIT Select Strategic Income Fund...............       7/1/00
AIT Select Value Opportunity Fund..............      4/30/93
AIM V.I. Aggressive Growth Fund................       5/1/98
AIM V.I. Blue Chip Fund........................     12/30/99
AIM V.I. Value Fund............................       5/5/93
Alliance Growth and Income Portfolio...........      1/14/91
Alliance Premier Growth Portfolio..............      6/26/92
Deutsche VIT EAFE Equity Index.................      8/26/97
Deutsche VIT Small Cap Index...................      8/25/97
Eaton Vance VT Floating-Rate Fund..............
Eaton Vance VT Worldwide Health Sciences
 Fund..........................................
Fidelity VIP Equity-Income Portfolio...........      10/9/86
Fidelity VIP Growth Portfolio..................      10/9/86
Fidelity VIP High Income Portfolio.............      9/19/85
Fidelity VIP II Contrafund Portfolio...........       1/3/95
Fidelity VIP III Growth & Income Portfolio.....     12/31/96
Fidelity VIP III Mid Cap Portfolio.............     12/28/98
Franklin Small Cap Fund........................      11/1/95
Mutual Shares Securities Fund..................      11/8/96
Templeton Pacific Growth Securities Fund.......      1/27/92
INVESCO VIF Dynamics Fund......................      8/25/97
INVESCO VIF Health Sciences Fund...............      5/22/97
Janus Aspen Aggressive Growth Portfolio........      9/13/93
Janus Aspen Growth Portfolio...................      9/13/93
Janus Aspen Growth and Income Portfolio........       5/1/98
Janus Aspen International Growth Portfolio.....       5/2/94
SVS Dreman Financial Services Portfolio........       5/4/98
Scudder Technology Growth Portfolio............       5/3/99
T. Rowe Price International Stock Portfolio....      3/31/94

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                       SINCE INCEPTION OF UNDERLYING FUND
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                                                         10 YEARS OR
                                                                      FOR YEAR                         SINCE INCEPTION
                                                 UNDERLYING FUND        ENDED                           OF UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING FUND         INCEPTION DATE       12/31/00           5 YEARS        FUND IF LESS
----------------------------------------         ---------------   ---------------   ---------------   ---------------
AIT Equity Index Fund..........................      9/28/90
AIT Money Market Fund..........................      4/29/85
AIT Select Aggressive Growth Fund..............      8/21/92
AIT Select Capital Appreciation Fund...........      4/28/95
AIT Select Emerging Markets Fund...............      2/20/98
AIT Select Growth Fund.........................
AIT Select Growth and Income Fund..............      8/21/92
AIT Select International Equity Fund...........       5/2/94
AIT Select Investment Grade Income Fund........      4/29/85
AIT Select Strategic Growth Fund...............      2/20/98
AIT Select Strategic Income Fund...............       7/1/00
AIT Select Value Opportunity Fund..............      4/30/93
AIM V.I. Aggressive Growth Fund................       5/1/98
AIM V.I. Blue Chip Fund........................     12/30/99
AIM V.I. Value Fund............................       5/5/93
Alliance Growth and Income Portfolio...........      1/14/91
Alliance Premier Growth Portfolio..............      6/26/92
Deutsche VIT EAFE Equity Index.................      8/26/97
Deutsche VIT Small Cap Index...................      8/25/97
Eaton Vance VT Floating-Rate Fund..............
Eaton Vance VT Worldwide Health Sciences
 Fund..........................................
Fidelity VIP Equity-Income Portfolio...........      10/9/86
Fidelity VIP Growth Portfolio..................      10/9/86
Fidelity VIP High Income Portfolio.............      9/19/85
Fidelity VIP II Contrafund Portfolio...........       1/3/95
Fidelity VIP III Growth & Income Portfolio.....     12/31/96
Fidelity VIP III Mid Cap Portfolio.............     12/28/98
Franklin Small Cap Fund........................      11/1/95
Mutual Shares Securities Fund..................      11/8/96
Templeton Pacific Growth Securities Fund.......      1/27/92
INVESCO VIF Dynamics Fund......................      8/25/97
INVESCO VIF Health Sciences Fund...............      5/22/97
Janus Aspen Aggressive Growth Portfolio........      9/13/93
Janus Aspen Growth Portfolio...................      9/13/93
Janus Aspen Growth and Income Portfolio........       5/1/98
Janus Aspen International Growth Portfolio.....       5/2/94
SVS Dreman Financial Services Portfolio........       5/4/98
Scudder Technology Growth Portfolio............       5/3/99
T. Rowe Price International Stock Portfolio....      3/31/94

                                    TABLE 3A
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                          INCLUDING 5% PAYMENT CREDIT
         (COLUMN SV -- ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)
                                      AND
                  SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF
                    SUB-ACCOUNT INCLUDING 5% PAYMENT CREDIT
           (COLUMN AV -- ASSUMING NO WITHDRAWAL AND NO CONTRACT FEES)


                                                 PERIOD ENDING                            SINCE INCEPTION OF
                                                   12/31/00               5 YEARS             SUB-ACCOUNT
                                              -------------------   -------------------   -------------------
SUB-ACCOUNT INVESTING IN UNDERLYING FUND         SV         AV         SV         AV         SV         AV
----------------------------------------      --------   --------   --------   --------   --------   --------
AIT Equity Index Fund.......................
AIT Money Market Fund (10/8/92).............
AIT Select Aggressive Growth Fund
 (9/8/92)...................................
AIT Select Capital Appreciation Fund
 (4/30/95)..................................
AIT Select Emerging Markets Fund
 (2/20/98)..................................
AIT Select Growth Fund......................
AIT Select Growth and Income Fund
 (9/8/92)...................................
AIT Select International Equity Fund
 (5/3/94)...................................
AIT Select Investment Grade Income Fund.....
AIT Select Strategic Growth Fund
 (2/20/98)..................................
AIT Select Strategic Income Fund............
AIT Select Value Opportunity Fund
 (2/20/98)..................................
AIM V.I. Aggressive Growth Fund.............
AIM V.I. Blue Chip Fund.....................
AIM V.I. Value Fund.........................
Alliance Growth and Income Portfolio........
Alliance Premier Growth Portfolio
 (10/15/99).................................
Deutsche VIT EAFE Equity Index..............
Deutsche VIT Small Cap Index................
Eaton Vance VT Floating Bond Fund*..........
Eaton Vance VT Worldwide Health Sciences
 Fund*......................................
Fidelity VIP Equity-Income Portfolio
 (5/1/95)...................................
Fidelity VIP Growth Portfolio (5/1/95)......
Fidelity VIP High Income Portfolio
 (5/1/95)...................................
Fidelity VIP II Contrafund Portfolio........
Fidelity VIP III Growth & Income
 Portfolio..................................
Fidelity VIP III Mid Cap Portfolio..........
Franklin Small Cap Fund.....................
Mutual Shares Securities Fund...............
Templeton Pacific Growth Securities Fund....
INVESCO VIF Dynamics Fund...................
INVESCO VIF Health Sciences Fund............
Janus Aspen Aggressive Growth Portfolio.....
Janus Aspen Growth Portfolio................
Janus Aspen Growth and Income Portfolio.....
Janus Aspen International Growth
 Portfolio..................................
SVS Dreman Financial Services Portfolio.....
Scudder Technology Growth Portfolio.........
T. Rowe Price International Stock Portfolio
 (5/1/95)...................................



*This is a new Sub-Account so there are no historical figures available.

                                    TABLE 3B
                      FOR PERIODS ENDING DECEMBER 31, 2000
                       SINCE INCEPTION OF UNDERLYING FUND
    AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT INCLUDING 5% PAYMENT CREDIT
         (COLUMN SV -- ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)
                                      AND
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                          INCLUDING 5% PAYMENT CREDIT
           (COLUMN AV -- ASSUMING NO WITHDRAWAL AND NO CONTRACT FEES)


                                                 PERIOD ENDING                            SINCE INCEPTION OF
                                                   12/31/00               5 YEARS             SUB-ACCOUNT
                                              -------------------   -------------------   -------------------
SUB-ACCOUNT INVESTING IN UNDERLYING FUND         SV         AV         SV         AV         SV         AV
----------------------------------------      --------   --------   --------   --------   --------   --------
AIT Equity Index Fund (9/28/90).............
AIT Money Market Fund (4/29/85).............
AIT Select Aggressive Growth Fund
 (8/21/92)..................................
AIT Select Capital Appreciation Fund
 (4/28/95)..................................
AIT Select Emerging Markets Fund
 (2/20/98)..................................
AIT Select Growth Fund (8/21/92)............
AIT Select Growth and Income Fund
 (8/21/92)..................................
AIT Select International Equity Fund
 (5/2/94)...................................
AIT Select Investment Grade Income Fund
 (4/29/85)..................................
AIT Select Strategic Growth Fund
 (2/20/98)..................................
AIT Select Strategic Income Fund............
AIT Select Value Opportunity Fund
 (4/30/93)..................................
AIM V.I. Aggressive Growth Fund (5/1/98)....
AIM V.I. Blue Chip Fund (12/29/99)..........
AIM V.I. Value Fund (5/5/93)................
Alliance Growth and Income Portfolio
 (1/14/91)..................................
Alliance Premier Growth Portfolio
 (6/26/92)..................................
Deutsche VIT EAFE Equity Index (8/22/97)....
Deutsche VIT Small Cap Index (8/25/97)......
Eaton Vance VT Floating Bond Fund*..........
Eaton Vance VT Worldwide Health Sciences
 Fund*......................................
Fidelity VIP Equity-Income Portfolio
 (10/9/86)..................................
Fidelity VIP Growth Portfolio (10/9/86).....
Fidelity VIP High Income Portfolio
 (9/19/85)..................................
Fidelity VIP II Contrafund Portfolio
 (1/3/95)...................................
Fidelity VIP III Growth & Income Portfolio
 (12/31/96).................................
Fidelity VIP III Mid Cap Portfolio
 (12/28/98).................................
Franklin Small Cap Fund (11/1/95)...........
Mutual Shares Securities Fund (11/8/96).....
INVESCO VIF Dynamics Fund (8/25/97).........
INVESCO VIF Health Sciences Fund
 (5/22/97)..................................
Janus Aspen Aggressive Growth Portfolio
 (9/13/93)..................................
Janus Aspen Growth Portfolio (9/13/93)......
Janus Aspen Growth and Income Portfolio
 (5/1/98)...................................
Janus Aspen International Growth Portfolio
 (5/2/94)...................................
SVS Dreman Financial Services Portfolio
 (5/4/98)...................................
Scudder Technology Growth Portfolio
 (5/3/99)...................................
T. Rowe Price International Stock Portfolio
 (3/31/94)..................................

                                   APPENDIX C
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume there are no partial withdrawals. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract.

The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values:

               HYPOTHETICAL          WITHDRAWAL           SURRENDER
CONTRACT       ACCUMULATED        WITHOUT SURRENDER         CHARGE         SURRENDER
  YEAR            VALUE             CHARGE AMOUNT         PERCENTAGE        CHARGE
--------       ------------       -----------------       ----------       ---------
    1            $ 56,700              $ 7,500               8.5%            $4,182
    2              61,236                8,736               8.5%             4,250
    3              66,135               13,635               8.5%             4,250
    4              71,426               18,926               8.5%             4,250
    5              77,140               24,640               7.5%             3,750
    6              83.311               30,811               6.5%             3,250
    7              89,976               37,476               5.5%             2,750
    8              97,174               44,674               3.5%             1,750
    9             104,948               52,448               1.5%               750
   10             113,344               60,844               0.0%                 0

WITHDRAWALS -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume that there are withdrawals as detailed below. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract less that portion of any prior withdrawal(s) of payments that are subject to the surrender charge table.

The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

               HYPOTHETICAL                            WITHDRAWAL           SURRENDER
CONTRACT       ACCUMULATED                          WITHOUT SURRENDER         CHARGE         SURRENDER
  YEAR            VALUE           WITHDRAWALS         CHARGE AMOUNT         PERCENTAGE        CHARGE
--------       ------------       -----------       -----------------       ----------       ---------
    1            $56,700            $     0              $ 7,500               8.5%            $   0
    2             61,236                  0                8,736               8.5%                0
    3             66,135                  0               13,635               8.5%                0
    4             71,426             30,000               18,926               8.5%              941
    5             44,740             10,000                5,839               7.5%              312
    6             37,519              5,000                5,215               6.5%                0
    7             35,120             10,000                5,215               5.5%              263
    8             27,130             15,000                4,497               3.5%              368
    9             13,100              5,000                2.921               1.5%               31
   10              8,748              5,000                2,610               0.0%                0

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] to the power of n/365 - 1

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $66,134.88 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.10)] to the power of 2555/365 - 1

                               =  (.98182) to the power of 7 - 1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $66,134.88

                               =  -$7,971.71

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.07)] to the power of 2555/365 - 1

                               =  (1.00935) to the power of 7 - 1

                               =  .06728

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06728 X $66,134.88

                               =  $4,449.79

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11


    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.11)] to the power of 2555/365 - 1

                               =  (.97297) to the power of 7 - 1

                               =  -.17454

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17454 X $66,134.88 or -$11,498.53)

                               =  Maximum (-$11,543.18 or -$11,498.53)

                               =  -$11,498.53


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.05)] to the power of 2555/365 - 1

                               =  (1.02857) to the power of 7 - 1

                               =  .21798

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.21798 X $66,134.88 or $11,498.53)

                               =  Minimum of ($14,416.27 or $11,498.53)

                               =  $11,498.53

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                       YEAR ENDED DECEMBER 31,
                        -------------------------------------------------------------------------------------
(TO BE ADDED IN 485(b)filing)

                                                       YEAR ENDED DECEMBER 31,
                        -------------------------------------------------------------------------------------

                                   APPENDIX E
         EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 9.4%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the fifth contract year (the third year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
       Present Value of Future Guaranteed Annuity Benefit Payments = $119,961.92

       Maximum Present Value Withdrawal Amount = $89,971.44 ($119,961.92 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 X (1 -
       (89,971.44/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $376.56

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

       Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 X (1 -
       (49,386.81/65,849.08)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $477.27

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 3. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years.

       Last Monthly Annuity Benefit Payment = $1,436.50
       Withdrawal Amount = $14,365.00 (10 X 1,436.50)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of Future Annuity Benefit Payments = $234,482.77

       Annuity Units after withdrawal = 1,286.07 (1,370 X (1 -
       (14,365.00/234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,413.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 4. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Last Monthly Annuity Benefit Payment = $1,820.71
       Withdrawal Amount = $18,207.10 (10 X 1,820.71)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Annuity Benefit Payments = $268,826.18

       Annuity Units after withdrawal = 1,272.71 (1,370 X (1 -
       (18,207.10/268,826.18)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $1,779.80

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

PRESENT VALUE WITHDRAWAL VERSUS PAYMENT WITHDRAWAL

EXAMPLE 5. Assume that the Owner has taken no previous withdrawals and would like to take a $10,000 withdrawal at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years. The following examples show the impact of taking the withdrawal under the Present Value Withdrawal Option and the Payment Withdrawal Option.

PRESENT VALUE WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
       Present Value of future Guaranteed Annuity Benefit Payments = $119,961.92

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,255.80 (1,370 X (1 -
       (10,000/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,380.67

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 at the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of future Annuity Benefit Payments = $234,482.77

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,311.57 (1,370 X (1 -
       (10,000/$234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,442.00

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase at the end of the 10-year period during which the Company guaranteed to make payments.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                        ALLMERICA SELECT SEPARATE ACCOUNT

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA SELECT REWARD PROSPECTUS OF ALLMERICA SELECT SEPARATE ACCOUNT DATED MAY 1, 2001 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-366-1492.


                                DATED MAY 1, 2001
















AFLIAC Select Reward

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.........................................................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY..........................................3

SERVICES................................................................................................3

UNDERWRITERS............................................................................................4

ANNUITY BENEFIT PAYMENTS................................................................................4

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM.............................................6

PERFORMANCE INFORMATION.................................................................................6

FINANCIAL STATEMENTS..................................................................................F-1


                         GENERAL INFORMATION AND HISTORY

Allmerica Select Separate Account (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on March 5, 1992. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, the Company had over $xx billion in assets and over $xx billion of life insurance in force.


Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries (including the Company) had over $xx billion in combined assets and over $xx billion in life insurance in force.


Currently, 38 Sub-Accounts of the Variable Account are available under the Allmerica Select Reward contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Eaton Vance Variable Trust ("Eaton Vance"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Scudder Variable Series II ("SVS"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").

AIT, AVIF, Alliance, Deutsche VIT, Eaton Vance, Fidelity VIP, Fidelity VIP
II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, SVS, and T. Rowe Price, are open-end, diversified management investment companies. Twelve different funds of AIT are available under the Contract: the Select Emerging Markets Fund, Select Equity Index Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Strategic Growth Fund, Select Growth Fund, Select Strategic Income Fund, Select Growth and Income Fund, Select Investment Grade Income Fund and Money Market Fund. Three funds of AVIF are available under the Contract: the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund and the AIM V.I. Value Fund. Two portfolios of Alliance are available under the Contract: the Alliance Premier Growth Portfolio and the Alliance Growth and Income Portfolio (Class B). Two funds of Deutsche VIT are available under the Contract: the Deutsche VIT EAFE Equity Index and the Deutsche VIT Small Cap Index. Two portfolios of Eaton Vance VT are available under the contract; the Eaton Vance VT Floating Rate - Income Fund and the Eaton Vance VT Worldwide Sciences Fund. Three portfolios of Fidelity VIP are available under the Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and the Fidelity VIP High Income Portfolio. One portfolio of Fidelity VIP II is available under the Contract: the Fidelity VIP II Contrafund Portfolio. Two Fidelity VIP III portfolios are available under the
Contract: the Fidelity VIP III Growth & Income Portfolio and the Fidelity VIP III Mid Cap Portfolio. Two FT VIP funds are available under the Contract: the Franklin Small Cap Fund and the Mutual Shares Securities Fund. Two funds of INVESCO VIF are available under the Contract: the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund. Four Janus Aspen portfolios are available under the Contract: the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio, and the Janus Aspen International Growth Portfolio. Two SVS portfolios are available under the Contract: the SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio. The T. Rowe Price International Stock Portfolio of T. Rowe Price is available under the Contract. Each fund and portfolio available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.


                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of Allmerica

Select Separate Account of the Company as of December 31, 2000 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 7.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000 were $31,179,269, $29,686,895 and $34,798,995.27.


No commissions were retained by Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000.

                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example:

Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value - Previous Valuation Period......................................$1.135000

(2)  Value of Assets - Beginning of Valuation Period.........................................$5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses...............................$1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)................0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum).....................................0.000039

(6)  Net Investment Rate (4) - (5).............................................................0.000296

(7)  Net Investment Factor 1.000000 + (6)......................................................1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)......................................$1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Variable Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example:
Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.0% assumed investment return used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105121 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105121, which produces a current monthly payment of $295.71.

         ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAMS. To the extent permitted by law, the Company reserves the right to offer Enhanced Automatic Transfer Program(s) from time to time. If you elect to participate, the Company will credit an enhanced interest rate to payments made to the Enhanced Automatic Transfer Program. Eligible payments:

-   must be new payments to the Contract, including the initial payment,

-   must be allocated to the Fixed Account, which will be the source account,

- must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

-   will receive the enhanced rate while they remain in the Fixed Account.

You may be able to establish more than one Enhanced Automatic Transfer Program. Payments made to the Contract during the same month will be part of the same Enhanced Automatic Transfer Program if the length of the time period is the same and the enhanced rate is the same. The allocation for all of the amounts in the same program will be in accordance with the instructions for the most recent payment to this program. The monthly transfer will be made on the date designated for the initial payment to this program. The amount allocated will be determined by dividing the amount in the program by the number of remaining months. For example, for a six-month program, the first automatic transfer will be 1/6th of the balance; the second automatic transfer will be 1/5th of the balance, and so on.

Payments to different Enhanced Automatic Transfer Programs will be handled in accordance with the instructions for each particular program.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified period that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                 (n)
         P(1 + T)     =     ERV

         Where:       P     =      a hypothetical initial payment to the Variable Account of $1,000

                      T     =      average annual total return

                      n     =      number of years

                      ERV   =      the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

          YEARS FROM DATE OF PAYMENT TO DATE OF        CHARGE AS PERCENTAGE OF NEW PURCHASE
                        WITHDRAWAL                              PAYMENTS WITHDRAWN
                        ----------                              ------------------
                       Less than 4                                      8.5%
                       Less than 5                                      7.5%
                       Less than 6                                      6.5%
                       Less than 7                                      5.5%
                       Less than 8                                      3.5%
                       Less than 9                                      1.5%
                                   Thereafter                             0

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $35 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

              (n)
      P(1 + T)      =        EV

      Where:        P        =        a hypothetical initial payment to the Variable Account of $1,000

                    T        =        average annual total return

                    n        =        number of years

                    EV       =        the ending value of the $1,000 payment at the end of the specified period.

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of Supplemental Total Return does not include the deduction of the $35 annual Contract fee.

YIELD AND EFFECTIVE YIELD - THE MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 2000:

                  Yield                              5.02%
                  Effective Yield                    5.15%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                 (365/7)
   Effective Yield  =   [(base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $35 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Allmerica Select Separate Account. (to be added by 485(b) filing)

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)   FINANCIAL STATEMENTS

           Financial Statements Included in Part A
           None

           Financial Statements Included in Part B
           Financial Statements for Allmerica Financial Life Insurance and Annuity Company and Financial Statements for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company will be filed on or before May 1, 2001 as part of a Post-Effective Amendment filing pursuant to Rule 485(b).

           Financial Statements Included in Part C
           None

     (b)   EXHIBITS

           EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

           EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

           EXHIBIT 3     (a)   Underwriting and Administrative Services
                               Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File
                               Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                         (b)   Bonus Product Commissions Schedule was
                               previously filed on May 11, 1999 in
                               Registrant's Initial Registration Statement
                               (File Nos. 333-78245, 811-6632), and is
                               incorporated by reference herein. Sales
                               Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File
                               Nos. 33-47216, 811-6632) and are incorporated by reference herein.

                         (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is
                               incorporated by reference herein.

                         (d) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment
                               No. 16 (File Nos. 33-47216, 811-6632) and is
                               incorporated by reference herein.

                         (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

           EXHIBIT 4 The following documents were previously filed on May 11, 1999 in Registrant's Initial Registration Statement, (File Nos. 333-78245, 811-6632) and are incorporated herein by reference:

                         (a)   Contract Form A3028-99;
                         (b)   Specification Pages Form A8028-99;
                         (c)   Enhanced Death Benefit "EDB" Rider
                               (Form 3263-99);
                         (d) Minimum Guaranteed Annuity Payout ("M-GAP") Rider (Form 3269-99);
                         (e)   Trail Employee Program Endorsement
                               (Form 3275-99);
                         (f)   Trail Employee Program Endorsement
                               (Form 3275-99);
                         (g)   Annuitization Withdrawal Endorsement
                               (Form 3276-99); and
                         (h)   Enhanced Earnings Rider is filed herewith.

           EXHIBIT 5 Application Form AS-563 was previously filed on May 11, 1999 in Registrant's Initial Registration Statement (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

           EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

           EXHIBIT 7     Not Applicable.

           EXHIBIT 8     (a)   Fidelity Service Agreement was previously filed
                               on April 30, 1996 in Post-Effective No. 8 (File
                               Nos. 33-47216, 811-6632 and is incorporated by reference herein.

                         (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632)
                               and is incorporated by reference herein.

                         (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632) and is
                               incorporated by reference herein.

                         (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632)
                               and is incorporated by reference herein.

                         (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

                         (f)   Directors' Power of Attorney is filed herewith.

           EXHIBIT 9     Opinion of Counsel is filed herewith.

           EXHIBIT 10 Consent of Independent Accountants will be filed on or before May 1, 2001 as part of a Post-Effective Amendment filing pursuant to Rule 485(b).

           EXHIBIT 11    None.

           EXHIBIT 12     None.

           EXHIBIT 13 Schedule for Computation of Performance Calculations was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

           EXHIBIT 14    Not Applicable.

           EXHIBIT 15    (a)   Participation Agreement between the Company and
                               Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration
                               Statement No. 33-39702/811-6293, and is
                               incorporated by reference herein.

                         (b) Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is
                               incorporated by reference herein.

                         (c)   Participation Agreement between the Company and
                               T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                         (d) Participation Agreement between the Company, and Alliance Capital Management L.P. was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632)
                               and is incorporated by reference herein.

                         (e) Form of Amendment to AIM Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                               incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is
                               incorporated by reference herein.

                         (f) Form of Participation Agreement with Alliance was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                               incorporated by reference herein.

                         (g) Participation Agreement with Bankers Trust was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                               incorporated by reference herein.

                         (h) Amendment to Variable Insurance Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                         (i) Participation Agreement with Variable Insurance Products Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                         (j) Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                               incorporated by reference herein.

                         (k) Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                               incorporated by reference herein.

                         (l) Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                         (m) Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is
                               incorporated by reference herein.

                         (n) Form of Participation Agreement with Eaton Vance is filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:

     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY                             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------                             ----------------------------------------------
Bruce C. Anderson                           Director (since 1996), Vice President (since 1984) and Assistant Secretary
  Director                                  (since 1992) of First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since 1998) of First
  Vice President and                        Allmerica
  Corporate Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First Allmerica
  Director and Vice President

Charles F. Cronin                           Secretary (since 2000) and Counsel (since 1996) of First Allmerica;
  Secretary                                 Secretary and Counsel (since 1998) of Allmerica Financial Corporation;
                                            Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel of First Allmerica (since
  Director, Vice President and              2000); Vice President (1999) of Promos Hotel Corporation; Vice President &
  General Counsel                           Deputy General Counsel (1998-1999) of Legg Mason, Inc.; Vice President and
                                            Deputy General Counsel (1995-1998) of USF&G Corporation


John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice President
  Director, Vice President and              (since 1991) of First Allmerica; Vice President (since 1998) of Allmerica
  Chief Investment Officer                  Financial Investment Management Services, Inc.; and President (since 1995)
                                            and Director (since 1996) of Allmerica Asset Management, Inc.

J. Barry May                                Director (since 1996) of First Allmerica; Director and President (since
  Director                                  1996) of The Hanover Insurance Company; and Vice President (1993 to 1996)
                                            of The Hanover Insurance Company

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First Allmerica;
  Vice President and Treasurer              Associate, Investment Banking (1996 -1997) of Merrill Lynch & Co.;
                                            Associate, Investment Banking (1995) of Salomon Brothers, Inc.; Treasurer
                                            (since 2000) of Allmerica Investments, Inc., Allmerica Asset Management,
                                            Inc. and Allmerica Financial Investment Management Services, Inc.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of First
  Director and Chairman                     Allmerica
  of the Board

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice President (since
  Director, Vice President                  1993), and Treasurer (1993-2000) of First Allmerica
  Chief Financial Officer

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director, President and                   President (since 1995) of Allmerica Financial Life Insurance and Annuity
  Chief Executive Officer                   Company; Director (since 1990) of Allmerica Investments, Inc.; and Director and President (since 1998) of Allmerica Financial Investment Management
                                            Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica; Director
  Director                                  (since 1998) of The Hanover Insurance Company; Chief Executive Officer
                                            (1996 to 1998) of Travelers Property & Casualty; Senior Vice President
                                            (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director and Vice President               Director (since 1991) of Allmerica Investments, Inc.; and Director (since
                                            1991) of Allmerica Financial Investment Management Services, Inc.

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica; Vice President
  Director and Vice President               (since 1998) of The Hanover Insurance Company; Vice President (1996-1998)
                                            of Travelers Property & Casualty; Director of Geico Team (1983-1996) of
                                            Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                      NAME                                   ADDRESS                         TYPE OF BUSINESS
                      ----                                   -------                         ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P                     440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

Advantage Insurance Network Inc.                  440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company                                                     annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities


Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653


Allmerica Investments Insurance Agency Inc. of    200 Southbridge Parkway         Insurance Agency
Alabama                                           Suite 400
                                                  Birmingham, AL 35209

Allmerica Investments Insurance Agency of         14211 Commerce Way              Insurance Agency
Florida, Inc.                                     Miami Lakes, FL 33016

Allmerica Investment Insurance Agency Inc. of     1455 Lincoln Parkway            Insurance Agency
Georgia                                           Suite 300
                                                  Atlanta, GA 30346

Allmerica Investment Insurance Agency Inc. of     Barkley Bldg-Suite 105          Insurance Agency
Kentucky                                          12700 Shelbyville Road
                                                  Louisiana, KY 40423

Allmerica Investments Insurance Agency Inc. of    631 Lakeland East Drive         Insurance Agency
Mississippi                                       Flowood, MS 39208

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Plus Insurance                          440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Property & Casualty                     440 Lincoln Street              Holding Company
Companies, Inc.                                   Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Services Corporation                    440 Lincoln Street              Internal administrative services
                                                  Worcester MA 01653              provider to Allmerica Financial
                                                                                  Corporation entities

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Corporation                              440 Lincoln Street              Holding Company
                                                  Worcester MA 01653


Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles                                5421 Avenida Encinas            Computer software company
                                                  Carlsbad, CA  92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

First Sterling Reinsurance Company                440 Lincoln Street              Reinsurance Company
Limited                                           Worcester MA 01653

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                801 East Campbell Road          Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     Richardson TX 75081             Insurance Company

Hanover Lloyd's Insurance Company                 Hanover Lloyd's Insurance       Multi-line property and casualty
                                                  Company                         insurance

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises



Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653


ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2001, there were 13,599 Contract Owners of qualified Contracts and 23,351 Contract Owners of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

         - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

         -   Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
         440 Lincoln Street
         Worcester, Massachusetts 01653

          NAME                                       POSITION OR OFFICE WITH UNDERWRITER
          ----                                       -----------------------------------
Margaret L. Abbott                                        Vice President

Emil J. Aberizk, Jr                                       Vice President

Edward T. Berger                                          Vice President and Chief Compliance Officer

Michael J. Brodeur                                        Vice President Operations

Mark R. Colborn                                           Vice President

Charles F. Cronin                                         Secretary/Clerk

Claudia J. Eckels                                         Vice President

Philip L. Heffernan                                       Vice President

J. Kendall Huber                                          Director

Mark C. McGivney                                          Treasurer

William F. Monroe, Jr.                                    President, Director and Chief Executive Officer

Stephen Parker                                            Vice President and Director

Richard M. Reilly                                         Director and Chairman of the Board

Eric A. Simonsen                                          Director


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2000. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by
     Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption withdrawal imposed by the Program and by
         Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 7th day of February, 2001.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                            By: /s/ Charles F. Cronin
                                                --------------------------------
                                                   Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                                Title                                                     Date
----------                                -----                                                     ----
/s/ Warren E. Barnes                      Vice President and Corporate Controller                   February 7, 2001
------------------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President, and Chief Financial Officer
------------------------------------

Richard M. Reilly*                        Director, President and Chief Executive Officer
------------------------------------

John F. O'Brien*                          Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                        Director
------------------------------------

Mark R. Colborn*                          Director and Vice President
------------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                         Director, Vice President and General Counsel
------------------------------------

J. Barry May*                             Director
------------------------------------

Robert P. Restrepo, Jr.*                  Director
------------------------------------

Eric A. Simonsen*                         Director and Vice President
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*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
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Sheila B. St. Hilaire, Attorney-in-Fact
(333-78245)

                                  EXHIBIT TABLE

Exhibit 4 (h)     Enhanced Earnings Rider

Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 15(n)     Form of Participation Agreement with Eaton Vance